[front cover]

March 31, 2003

American Century
Semiannual Report

[photo]

Target Maturities Trust:
   2005
   2010
   2015
   2020
   2025
   2030

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS
CLASSIFIED BY CATEGORY AND RISK.

Our Message to You

[photo]
James E. Stowers III with James E. Stowers, Jr.

The six months ended March 31, 2003, marked another volatile period for the U.S.
economy and financial markets. Annualized U.S. economic growth slowed from 4% in the third quarter  of 2002 to 1.4% in the fourth quarter, and 1.6% (according to initial estimates) in the first quarter of 2003. To boost growth and help offset any stagnation caused by the war with Iraq, the Federal Reserve cut its overnight interest rate target to just 1.25% on November 6.

Uncertainty and changing expectations sent the financial markets on a rollercoaster ride. Forecasts of improving conditions in 2003 produced a powerful October-November stock rally that pushed the major indices into positive territory in the fourth quarter of 2002, despite a December selloff.
Equity share prices subsequently plummeted in 2003 on pre-war fears from mid-January through mid-March, dragging the indices to first-quarter losses despite rallies in early January and mid-March. Conversely, bonds sold off in
October, early January, and mid-March when stocks rebounded, but otherwise rallied during much of the period.

Most of the major U.S. stock and bond indices produced positive returns for the six months, and so did four of the six American Century Target portfolios. The exceptions were the two longest-maturity portfolios--2025 and 2030--which were hurt by positive stock performance and inflation concerns as energy prices skyrocketed prior to "Operation Iraqi Freedom."

Speaking of the war effort, we wish to thank all military personnel--including some of our American Century associates--who served recently with the coalition forces. We also want to remind investors that while times like these can create anxious moments,  the U.S., its financial markets, and economic system have demonstrated remarkable resilience through the years. Therefore, we remain long-term optimists and advise investors to maintain their investment plans, despite the uncertainties.

We're working hard to serve you in this challenging financial environment.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

TARGET: 2005

TARGET: 2010

TARGET: 2015

TARGET: 2020

TARGET: 2025

TARGET: 2030

FINANCIAL STATEMENTS

OTHER INFORMATION

Target: 2005 - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                       TARGET        11/15/05     MERRILL LYNCH
                                     MATURITIES      MATURITY       LONG-TERM
                                     TRUST: 2005   STRIPS ISSUE   TREASURY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 3/25/85)
--------------------------------------------------------------------------------
   6 months(1)                          1.47%          1.27%           1.38%
--------------------------------------------------------------------------------
   1 Year                              11.45%         11.95%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             10.00%         10.75%          11.18%
--------------------------------------------------------------------------------
   5 Years                              7.36%          8.06%           8.67%
--------------------------------------------------------------------------------
   10 Years                             8.04%          8.51%           8.82%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 8/3/98)
--------------------------------------------------------------------------------
   6 months(1)                          1.35%          1.27%           1.38%
--------------------------------------------------------------------------------
   1 Year                              11.16%         11.95%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                              9.74%         10.75%          11.18%
--------------------------------------------------------------------------------
   Life of Class                        6.88%          7.94%(2)        8.37%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 7/31/98, the date nearest the class's inception for which data are available.

See pages 53-57 for information about share classes, returns, the comparative index, and the fund's benchmark.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1993

The charts on the performance page give historical return data for Target: 2005.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2005's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

Target: 2005 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2005 posted a modest total return for the six months ended March 31,
2003, while outpacing its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2005.* (See the previous page.) It is important to remember that, unlike the benchmark, Target: 2005's return is reduced by management expenses and transaction costs. Yet the fund beat its benchmark even including those fees, and our security-selection strategies helped to make that performance possible.

ECONOMIC & MARKET BACKDROP

Financial markets weathered severe volatility during the six months, and geopolitical uncertainties provided the main catalyst. Tension between the U.S.
and Iraq in 2002 led to war in early 2003, while North Korea revisited nuclear arms production. Investors leaned toward safe-haven investments in that environment, giving top-rated fixed-income securities a boost. But bonds lost ground toward the end of the six months as optimism grew for a quick resolution to the Iraq conflict  and for a prompt turnaround in U.S. corporate earnings.

Intermittent signs of economic weakness provided another catalyst for volatility, sparking worries about a possible "double-dip" recession. U.S.
economic growth was uninspiring, while labor market conditions remained tough.
The weak economy, tame inflation, and geopolitical uncertainties led the Federal
Reserve to reduce its short-term benchmark interest rate target to 1.25% in
November 2002. But by early 2003, even the Fed acknowledged that the economic outlook had become too clouded to predict.

Yields on Treasury STRIPS maturing in 2005 finished 5 basis points (0.05%) lower for the six months, while yields on longer-term Treasury STRIPS generally rose.

PORTFOLIO STRATEGIES

With fixed-income securities somewhat range-bound during the period, investors gravitated toward higher-yielding bonds. As a result, we tried to enhance
Target: 2005's performance by picking up small amounts of government agency zero-coupon bonds, which generally offer higher yields than like-maturity
Treasury STRIPS.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $437.6 million
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Anticipated Growth Rate                    1.46%                 1.67%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/25/05               9/29/05
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(1)(2)                       $101.33               $101.25
-------------------------------------------------------------------------------
Expense Ratio(2)                           0.59%(3)              0.59%
-------------------------------------------------------------------------------

(1)  See graph on page 3.

(2)  Investor Class.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

-----

Target: 2005 - Portfolio Commentary

For example, Government Trust Certificates (bonds used to finance aid to foreign nations) with November 2004 and 2005 maturities were added, as were Fannie Mae coupon-based zeros maturing in August 2005. We also picked up some BECCs (Book
Entry Callable Corpus--principal-based Treasury zeros) maturing in May 2006. And lastly, we generally met cash outflows by selling Treasury STRIPS with August and November 2005 maturities.

Target: 2005's weighted average maturity date edged four days lower as a result of those trades, while the fund's anticipated value at maturity increased by eight cents.

LOOKING AHEAD

On the economic front, the outlook remains clouded. But from a fund-specific point of view, we'll continue to try and position Target: 2005 to closely track the performance of its benchmark. Along the way, we expect to continue adjusting the portfolio's mix of zeros whenever we find what we feel are opportunities to enhance performance and increase the fund's anticipated value at maturity.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
BECCs                                       41.7%                 37.9%
-------------------------------------------------------------------------------
STRIPS                                      36.9%                 42.8%
-------------------------------------------------------------------------------
Govt. Agency Zeros                           6.8%                  2.2%
-------------------------------------------------------------------------------
TIGRs                                        5.1%                  5.1%
-------------------------------------------------------------------------------
TRs                                          4.5%                  9.3%
-------------------------------------------------------------------------------
Other                                        5.0%                  2.7%
-------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)
Target: 2005

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM--defined on page 56), which fluctuates from day to day based on the class's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's
AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          3

Target: 2005 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 92.1%

     $     10,000   REFCORP STRIPS -- COUPON,
                    3.69%, 1/15/04                                 $      9,904
--------------------------------------------------------------------------------
        3,300,000   Federal Judiciary, 2.30%,
                    2/15/04                                           3,255,011
--------------------------------------------------------------------------------
          500,000   STRIPS -- COUPON, 1.17%,
                    2/15/04                                             495,110
--------------------------------------------------------------------------------
       15,200,000   BECC, 6.11%, 5/15/04                             14,923,938
--------------------------------------------------------------------------------
        1,000,000   TIGR, 1.99%, 5/15/04                                986,003
--------------------------------------------------------------------------------
        1,200,000   TIGR, 2.02%, 5/15/04                              1,179,912
--------------------------------------------------------------------------------
          500,000   STRIPS -- COUPON, 1.32%,
                    8/15/04                                             491,255
--------------------------------------------------------------------------------
          250,000   TIGR, 2.10%, 8/15/04                                244,792
--------------------------------------------------------------------------------
          180,000   TR, 1.72%, 8/15/04                                  176,250
--------------------------------------------------------------------------------
        3,000,000   BECC, 5.12%, 11/15/04                             2,915,454
--------------------------------------------------------------------------------
          693,750   CUBES, 6.56%, 11/15/04                              674,524
--------------------------------------------------------------------------------
           87,000   ETR, 5.96%, 11/15/04                                 84,589
--------------------------------------------------------------------------------
       10,000,000   STRIPS -- COUPON, 4.89%,
                    11/15/04                                          9,777,800
--------------------------------------------------------------------------------
        5,000,000   STRIPS -- PRINCIPAL, 3.74%,
                    11/15/04                                          4,887,325
--------------------------------------------------------------------------------
           27,000   TIGR, 5.90%, 11/15/04                                26,252
--------------------------------------------------------------------------------
           50,000   TR, 6.24%, 11/15/04                                  48,693
--------------------------------------------------------------------------------
       35,110,000   BECC, 6.19%, 2/15/05                             33,926,441
--------------------------------------------------------------------------------
        2,600,000   STRIPS -- COUPON, 5.92%,
                    2/15/05                                           2,530,143
--------------------------------------------------------------------------------
       49,000,000   BECC, 5.83%, 5/15/05                             46,983,502
--------------------------------------------------------------------------------
          600,000   STRIPS -- COUPON, 4.68%,
                    5/15/05                                             579,925
--------------------------------------------------------------------------------
        2,059,000   STRIPS -- PRINCIPAL, 5.90%,
                    5/15/05                                           1,992,206
--------------------------------------------------------------------------------
          428,750   TBR, 9.37%, 5/15/05                                 412,231
--------------------------------------------------------------------------------
        6,450,000   TR, 8.38%, 5/15/05                                6,201,488
--------------------------------------------------------------------------------
        4,000,000   STRIPS -- COUPON, 3.81%,
                    8/15/05                                           3,841,648
--------------------------------------------------------------------------------
       22,420,000   STRIPS -- PRINCIPAL, 6.10%,
                    8/15/05                                          21,522,326
--------------------------------------------------------------------------------
        3,438,000   REFCORP STRIPS -- COUPON,
                    3.78%, 10/15/05                                   3,276,992
--------------------------------------------------------------------------------
       31,050,000   BECC, 6.10%, 11/15/05                            29,333,898
--------------------------------------------------------------------------------
        1,200,000   LION, 6.41%, 11/15/05                             1,134,559
--------------------------------------------------------------------------------
        7,650,000   STRIPS -- COUPON, 4.43%,
                    11/15/05                                          7,298,850
--------------------------------------------------------------------------------
        7,000,000   STRIPS -- PRINCIPAL, 2.71%,
                    11/15/05                                          6,671,749
--------------------------------------------------------------------------------
       56,000,000   STRIPS -- PRINCIPAL, 3.29%,
                    11/15/05                                         53,373,991
--------------------------------------------------------------------------------
        2,247,000   TBR, 8.45%, 11/15/05                              2,129,983
--------------------------------------------------------------------------------
       20,000,000   TIGR, 4.08%, 11/15/05                            18,958,460
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $15,056,000   STRIPS -- COUPON, 6.49%,
                    2/15/06                                        $ 14,215,499
--------------------------------------------------------------------------------
       11,000,000   STRIPS -- PRINCIPAL, 3.84%,
                    2/15/06                                          10,394,791
--------------------------------------------------------------------------------
        1,003,875   TR, 5.54%, 2/15/06                                  941,124
--------------------------------------------------------------------------------
       33,420,000   BECC, 4.58%, 5/15/06                             30,906,482
--------------------------------------------------------------------------------
        3,420,000   CATS, 2.90%, 5/15/06                              3,175,491
--------------------------------------------------------------------------------
        1,198,000   STRIPS -- COUPON, 8.18%,
                    5/15/06                                           1,120,969
--------------------------------------------------------------------------------
          410,000   TBR, 8.46%, 5/15/06                                 380,687
--------------------------------------------------------------------------------
       12,264,000   TR, 5.47%, 5/15/06                               11,387,198
--------------------------------------------------------------------------------
          800,000   REFCORP STRIPS -- COUPON,
                    7.54%, 7/15/06                                      741,891
--------------------------------------------------------------------------------
       22,100,000   STRIPS -- PRINCIPAL, 2.37%,
                    7/15/06                                          20,580,758
--------------------------------------------------------------------------------
        1,800,000   STRIPS -- COUPON, 5.94%,
                    8/15/06                                           1,672,528
--------------------------------------------------------------------------------
        1,693,000   REFCORP STRIPS -- COUPON,
                    2.80%, 10/15/06                                   1,554,218
--------------------------------------------------------------------------------
       25,748,000   BECC, 5.35%, 11/15/06                            23,339,300
--------------------------------------------------------------------------------
        1,000,000   TIGR, 3.09%, 11/15/06                               918,856
--------------------------------------------------------------------------------
        1,077,000   TR, 3.18%, 11/15/06                                 980,795
--------------------------------------------------------------------------------
          100,000   U.S. Treasury Corpus, 5.38%,
                    11/15/06                                             90,648
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $373,218,309)                                                 402,746,439
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 7.7%

          836,000   Government Trust Certificates,
                    2.19%, 11/15/04                                     812,178
--------------------------------------------------------------------------------
          122,000   Government Trust Certificates,
                    3.32%, 11/15/04                                     118,524
--------------------------------------------------------------------------------
       14,063,000   FHLMC STRIPS -- COUPON,
                    2.59%, 1/15/05                                   13,620,704
--------------------------------------------------------------------------------
        1,400,000   Government Trust Certificates,
                    4.41%, 5/15/05                                    1,341,822
--------------------------------------------------------------------------------
       16,878,000   FHLMC STRIPS -- COUPON,
                    3.00%, 7/15/05                                   16,112,126
--------------------------------------------------------------------------------
          125,000   FNMA STRIPS -- INTEREST,
                    2.35%, 8/12/05                                      119,079
--------------------------------------------------------------------------------
           10,000   FICO STRIPS -- COUPON,
                    2.96%, 11/2/05                                        9,434
--------------------------------------------------------------------------------
        1,738,000   Government Trust Certificates,
                    4.40%, 11/15/05                                   1,641,091
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $36,308,737)                                                   33,774,958
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Target: 2005 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

      $   685,000   FHLB, 0.96%, 4/1/03(2)                         $    685,000
(Cost $685,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $410,212,046)                                                $437,206,397
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

LION = Lehman Investment Opportunity Note

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TBR = Treasury Bond Receipts

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Target: 2010 - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                       TARGET        11/15/10     MERRILL LYNCH
                                     MATURITIES      MATURITY       LONG-TERM
                                     TRUST: 2010   STRIPS ISSUE   TREASURY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 3/25/85)
--------------------------------------------------------------------------------
   6 months(1)                          1.76%          1.50%           1.38%
--------------------------------------------------------------------------------
   1 Year                              22.46%         23.26%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             13.31%         13.68%          11.18%
--------------------------------------------------------------------------------
   5 Years                              9.07%          9.84%           8.67%
--------------------------------------------------------------------------------
   10 Years                             9.92%         10.61%           8.82%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/20/98)
--------------------------------------------------------------------------------
   6 months(1)                          1.62%          1.50%           1.38%
--------------------------------------------------------------------------------
   1 Year                              22.14%         23.26%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             13.05%         13.68%          11.18%
--------------------------------------------------------------------------------
   Life of Class                        7.15%          8.03%(2)        7.28%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 10/31/98, the date nearest the class's inception for which data are available.

See pages 53-57 for information about share classes, returns, the comparative index, and the fund's benchmark.
GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1993

The charts on the performance page give historical return data for Target: 2010.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2010's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2010 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2010 posted a modest total return for the six months ended March 31,
2003.* But the fund's return outpaced that of its benchmark, a coupon-based
Treasury STRIPS issue maturing on November 15, 2010. (See the previous page.)

Our security-selection strategies helped to make that performance possible. It is worth remembering that unlike the benchmark, Target: 2010's return is reduced by management expenses and transaction costs.

ECONOMIC & MARKET BACKDROP

Geopolitical uncertainties provided the main catalyst for severe financial market volatility, as tension between the U.S. and Iraq in 2002 led to war in early 2003. Safe-haven investments experienced increased demand in that environment, boosting the performances of top-rated fixed-income securities. But toward the end of the six months, bond prices fell and yields rose amid optimism for a quick resolution to the Iraq conflict and for a prompt recovery for corporate America.

Worries about a possible "double-dip" recession also surfaced during the six months, thanks to intermittent signs  of economic weakness. Corporate profits and business spending on new equipment and technologies were uninspiring, while labor market conditions remained tough and the nation's unemployment rate rose to 6% in December 2002.

With the economy weak, inflation under control, and geopolitical uncertainties clouding the horizon, the Federal Reserve reduced its short-term benchmark interest rate target to 1.25% in November 2002.

By the end of the six months, short-maturity Treasury STRIPS yields were little changed, while intermediate- and long-term Treasury STRIPS yields were generally higher.

PORTFOLIO STRATEGIES

Although investors gravitated toward top-rated bonds for much of the period, fixed-income securities stayed somewhat range-bound. That fueled increased demand for high-quality bonds offering higher yields, which boosted Target:
2010's performance; roughly 40% of the portfolio was invested in higher-yielding zero-coupon bonds other than Treasury STRIPS by the end of March.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $299.0 million
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Anticipated Growth Rate                     3.24%                 3.24%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/17/10              10/12/10
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(1)(2)                       $105.19               $105.04
-------------------------------------------------------------------------------
Expense Ratio(2)                           0.59%(3)              0.59%
-------------------------------------------------------------------------------

(1)  See graph on page 8.

(2)  Investor Class.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          7

Target: 2010 - Portfolio Commentary

Along those lines, we adjusted the portfolio's exposure to REFCORPs (Resolution
Funding Corporation zero-coupon bonds) in an effort to enhance performance.
Specifically, we sold some of our coupon-based STRIPS maturing in August 2011 and bought REFCORPs maturing in October 2011. We also  sold some coupon-based
REFCORPs maturing in April 2011 into strong demand and used the proceeds to add higher-yielding REFCORPs maturing in October 2011.

Outside of REFCORPs, we picked up zero-coupon bonds issued by Freddie Mac and
FICO (Financing Corporation) with January, October, and December 2010 maturities. We also added a zero-coupon callable CATS.

Collectively, those trades boosted Target: 2010's anticipated value at maturity by 15 cents, while extending its weighted average maturity date by five days to
October 17, 2010.

ON THE HORIZON

The economic outlook remains clouded. But from a fund-specific perspective, we'll continue to try to position the portfolio to closely track the performance of its benchmark. We also expect to adjust the mix of zeros  in the portfolio on occasion, especially if we find what we believe are opportunities to enhance performance and increase Target: 2010's anticipated value at maturity.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
STRIPS                                      58.2%                 46.0%
-------------------------------------------------------------------------------
REFCORPs                                    23.0%                 38.5%
-------------------------------------------------------------------------------
Govt. Agency Zeros                           8.6%                  6.0%
-------------------------------------------------------------------------------
CATS                                         6.6%                  6.1%
-------------------------------------------------------------------------------
Other                                        3.6%                  3.4%
-------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)
Target: 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM--defined on page 56), which fluctuates from day to day based on the class's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's
AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2010 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 89.4%

      $ 7,227,000   CATS, 3.93%, 5/15/09                           $  5,819,347
--------------------------------------------------------------------------------
        1,000,000   STRIPS -- COUPON, 3.44%,
                    5/15/09                                             817,431
--------------------------------------------------------------------------------
        5,106,000   TIGR, 3.93%, 5/15/09                              4,111,469
--------------------------------------------------------------------------------
        2,000,000   REFCORP STRIPS -- COUPON,
                    5.40%, 7/15/09                                    1,611,562
--------------------------------------------------------------------------------
       16,367,000   CATS, 4.98%, 8/15/09                             13,038,509
--------------------------------------------------------------------------------
        1,000,000   STRIPS -- COUPON, 3.47%,
                    8/15/09                                             811,238
--------------------------------------------------------------------------------
        1,237,000   CATS, 6.31%, 11/15/09                               977,322
--------------------------------------------------------------------------------
        2,000,000   STRIPS -- COUPON, 5.34%,
                    11/15/09                                          1,606,072
--------------------------------------------------------------------------------
       30,800,000   STRIPS -- PRINCIPAL, 6.02%,
                    11/15/09                                         24,129,397
--------------------------------------------------------------------------------
        7,500,000   STRIPS -- COUPON, 5.49%,
                    2/15/10                                           5,877,045
--------------------------------------------------------------------------------
        2,228,000   REFCORP STRIPS -- COUPON,
                    6.37%, 4/15/10                                    1,712,129
--------------------------------------------------------------------------------
       27,087,000   STRIPS -- COUPON, 4.41%,
                    5/15/10                                          20,935,299
--------------------------------------------------------------------------------
       11,577,000   STRIPS -- COUPON, 5.29%,
                    8/15/10                                           8,860,793
--------------------------------------------------------------------------------
        7,479,000   REFCORP STRIPS -- COUPON,
                    7.13%, 10/15/10                                   5,621,942
--------------------------------------------------------------------------------
       37,839,000   STRIPS -- COUPON, 4.61%,
                    11/15/10                                         28,678,291
--------------------------------------------------------------------------------
       29,361,000   REFCORP STRIPS -- COUPON,
                    6.02%, 1/15/11                                   21,654,472
--------------------------------------------------------------------------------
          507,000   Federal Judiciary, 4.38%,
                    2/15/11                                             361,601
--------------------------------------------------------------------------------
       69,010,000   STRIPS -- COUPON, 6.12%,
                    2/15/11                                          51,113,636
--------------------------------------------------------------------------------
        4,850,000   REFCORP STRIPS -- COUPON,
                    8.14%, 4/15/11                                    3,513,602
--------------------------------------------------------------------------------
       35,000,000   STRIPS -- COUPON, 5.35%,
                    5/15/11                                          25,555,004
--------------------------------------------------------------------------------
        7,000,000   REFCORP STRIPS -- COUPON,
                    4.98%, 7/15/11                                    5,011,342
--------------------------------------------------------------------------------
        7,715,000   STRIPS -- COUPON, 7.81%,
                    8/15/11                                           5,578,786
--------------------------------------------------------------------------------
       42,000,000   REFCORP STRIPS -- COUPON,
                    4.60%, 10/15/11                                  29,727,215
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $238,731,540)                                                 267,123,504
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 10.2%

      $ 3,555,000   FHLMC STRIPS -- COUPON,
                    4.44%, 1/15/10                                 $  2,735,551
--------------------------------------------------------------------------------
          415,000   FICO STRIPS -- COUPON,
                    4.41%, 4/6/10                                       310,068
--------------------------------------------------------------------------------
        9,460,000   FICO STRIPS -- COUPON,
                    6.02%, 5/11/10                                    7,026,074
--------------------------------------------------------------------------------
        2,805,000   FICO STRIPS -- COUPON,
                    6.09%, 5/30/10                                    2,078,023
--------------------------------------------------------------------------------
        3,750,000   FHLMC STRIPS -- COUPON,
                    4.95%, 7/15/10                                    2,797,778
--------------------------------------------------------------------------------
        2,800,000   FICO STRIPS -- COUPON,
                    4.42%, 10/6/10                                    2,042,032
--------------------------------------------------------------------------------
        7,000,000   FICO STRIPS -- COUPON,
                    6.11%, 11/11/10                                   5,082,784
--------------------------------------------------------------------------------
        2,381,000   Government Trust Certificates,
                    5.11%, 11/15/10                                   1,751,392
--------------------------------------------------------------------------------
        4,403,000   Government Trust Certificates,
                    5.38%, 11/15/10                                   3,238,715
--------------------------------------------------------------------------------
        2,973,000   FICO STRIPS -- COUPON,
                    4.77%, 12/6/10                                    2,145,727
--------------------------------------------------------------------------------
        1,845,000   FHLMC STRIPS -- COUPON,
                    4.71%, 1/15/11                                    1,335,014
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $27,954,360)                                                   30,543,158
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

       1,180,000   FHLB, 0.96%, 4/1/03(2)                             1,180,000
(Cost $1,180,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $267,865,900)                                                $298,846,662
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TIGR = Treasury Investment Growth Receipts

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Target: 2015 - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                       TARGET        11/15/15     MERRILL LYNCH
                                     MATURITIES      MATURITY       LONG-TERM
                                     TRUST: 2015   STRIPS ISSUE   TREASURY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 9/1/86)
--------------------------------------------------------------------------------
   6 months(1)                          2.06%          1.97%           1.38%
--------------------------------------------------------------------------------
   1 Year                              27.65%         27.52%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             12.92%         13.10%          11.18%
--------------------------------------------------------------------------------
   5 Years                              8.89%          9.69%           8.67%
--------------------------------------------------------------------------------
   10 Years                            10.97%         11.66%           8.82%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 7/23/99)
--------------------------------------------------------------------------------
   6 months(1)                          1.93%          1.97%           1.38%
--------------------------------------------------------------------------------
   1 Year                              27.34%         27.52%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             12.64%         13.10%          11.18%
--------------------------------------------------------------------------------
   Life of Class                       11.56%         13.22%(2)       10.82%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 7/31/99, the date nearest the class's inception for which data are available.

See pages 53-57 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made March 31, 1993

The charts on the performance page give historical return data for Target: 2015.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2015's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2015 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2015 performed modestly well for the six months ended March 31, 2003.*
In addition, the fund's return slightly outpaced that of its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2015. (See the previous page.) Unlike the benchmark, however, Target: 2015's return is reduced by management expenses  and transaction costs. Yet the fund outperformed just the same.

ECONOMIC & MARKET BACKDROP

Financial markets weathered severe volatility during the six months, and geopolitical uncertainty provided the main catalyst. Tension between the U.S.
and Iraq in 2002 led to war in early 2003, while terrorist-related concerns preyed on investors' minds. Perceived safe-haven investments did well in that environment, boosting the performance of top-rated fixed-income securities. But bonds lost ground in late March, pressuring yields higher as optimism grew for a quick resolution to the Iraq conflict and a prompt recovery for corporate
America.

Intermittent signs of economic weakness provided another catalyst for volatility, sparking worries about a possible "double-dip" recession. The U.S.
economy grew at an anemic annualized rate of only 1.4% during the final quarter of 2002 and didn't do much better in the first quarter of 2003. Business spending on new equipment and technologies was uninspiring, as were corporate profits, while the U.S. shed more jobs and the unemployment rate rose to 6% in
December 2002.

On the bright side, inflation was tame. Consumer prices (excluding volatile food and energy components) rose a mere 1.7% for the 12 months ended March 31. With the economy weak, inflation under control, and geopolitical uncertainties clouding the horizon, the Federal Reserve reduced its short-term benchmark interest rate target to 1.25% in November 2002.

Yields on short-term Treasury STRIPS edged slightly lower during the six months, while longer-maturity STRIPS yields rose. Yields on STRIPS maturing in 2015 increased by roughly 10 basis points (0.10%).

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $172.2 million
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.31%                 4.28%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              11/3/15              10/22/15
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(1)(2)                       $112.74               $112.26
-------------------------------------------------------------------------------
Expense Ratio(2)                           0.59%(3)              0.59%
-------------------------------------------------------------------------------

(1)  See graph on page 12.

(2)  Investor Class.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          11

Target: 2015 - Portfolio Commentary

PORTFOLIO STRATEGIES

With fixed-income securities somewhat range-bound, investors gravitated toward higher-yielding bonds. As a result, the REFCORPs (Resolution Funding Corporation zero-coupon bonds) that we held in the portfolio boosted Target: 2015's performance  and helped the fund outperform its STRIPS benchmark.

Trades in the portfolio were limited, however, and largely involved meeting occasional cash outflows. We generally accomplished that task by selling various maturities of Treasury STRIPS. In addition, we swapped out of Treasury STRIPS maturing in May 2015 and invested the proceeds in higher-yielding Treasury
STRIPS maturing in August 2015.

As a result of those trades, Target: 2015's weighted average maturity date extended from October 22 to November 3, 2015. In addition, the fund's anticipated value at maturity rose by 48 cents.

OUTLOOK

The economic outlook remains clouded. But on the fund front, we'll continue trying to position Target: 2015 to closely track the performance of its benchmark. We also expect to adjust the mix of zeros in the portfolio whenever we find what we believe are opportunities to enhance performance and increase
Target: 2015's anticipated value at maturity.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
REFCORPs                                    62.1%                 58.0%
-------------------------------------------------------------------------------
STRIPS                                      32.1%                 37.1%
-------------------------------------------------------------------------------
Govt. Agency Zeros                           5.5%                  4.8%
-------------------------------------------------------------------------------
Other                                        0.3%                  0.1%
-------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)
Target: 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM--defined on page 56), which fluctuates from day to day based on the class's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's
AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2015 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 94.2%

      $ 1,684,000   REFCORP STRIPS -- COUPON,
                    4.82%, 10/15/14                                $    975,706
--------------------------------------------------------------------------------
       20,310,000   REFCORP STRIPS -- COUPON,
                    7.10%, 1/15/15                                   11,561,407
--------------------------------------------------------------------------------
        9,350,000   STRIPS -- COUPON, 6.99%,
                    2/15/15                                           5,436,408
--------------------------------------------------------------------------------
       30,560,000   REFCORP STRIPS -- COUPON,
                    8.31%, 4/15/15                                   17,061,556
--------------------------------------------------------------------------------
        2,408,000   STRIPS -- COUPON, 9.17%,
                    5/15/15                                           1,374,392
--------------------------------------------------------------------------------
       34,469,000   REFCORP STRIPS -- COUPON,
                    8.20%, 7/15/15                                   18,909,866
--------------------------------------------------------------------------------
       21,203,000   STRIPS -- COUPON, 8.28%,
                    8/15/15                                          11,919,394
--------------------------------------------------------------------------------
       38,598,000   REFCORP STRIPS -- COUPON,
                    8.125%, 10/15/15                                 20,828,561
--------------------------------------------------------------------------------
       34,981,000   STRIPS -- COUPON, 6.47%,
                    11/15/15                                         19,365,481
--------------------------------------------------------------------------------
        5,500,000   STRIPS -- PRINCIPAL, 5.04%,
                    11/15/15                                          3,059,854
--------------------------------------------------------------------------------
        4,159,000   REFCORP STRIPS -- COUPON,
                    5.15%, 1/15/16                                    2,201,737
--------------------------------------------------------------------------------
       16,300,000   STRIPS -- COUPON, 6.98%,
                    2/15/16                                           8,851,585
--------------------------------------------------------------------------------
        7,700,000   STRIPS -- COUPON, 8.53%,
                    5/15/16                                           4,126,838
--------------------------------------------------------------------------------
       33,091,000   REFCORP STRIPS -- COUPON,
                    8.00%, 7/15/16                                   16,953,512
--------------------------------------------------------------------------------
       35,742,000   REFCORP STRIPS -- COUPON,
                    7.26%, 10/15/16                                  18,003,281
--------------------------------------------------------------------------------
        2,000,000   STRIPS -- COUPON, 5.40%,
                    11/15/16                                          1,037,030
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $118,681,184)                                                 161,666,608
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 5.5%

      $ 7,681,000   FICO STRIPS -- COUPON,
                    6.78%, 2/8/15                                  $  4,181,713
--------------------------------------------------------------------------------
        3,750,000   FHLMC STRIPS -- COUPON,
                    5.88%, 7/15/15                                    1,995,075
--------------------------------------------------------------------------------
        1,500,000   FHLMC STRIPS -- COUPON,
                    5.45%, 1/15/16                                      769,772
--------------------------------------------------------------------------------
        5,000,000   FICO STRIPS -- COUPON,
                    6.42%, 6/6/16                                     2,477,335
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $8,251,744)                                                     9,423,895
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          456,000   FHLB, 0.96%, 4/1/03(2)                              456,000
(Cost $456,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $127,388,928)                                                $171,546,503
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Target: 2020 - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                       TARGET        11/15/20     MERRILL LYNCH
                                     MATURITIES      MATURITY       LONG-TERM
                                     TRUST: 2020   STRIPS ISSUE   TREASURY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/29/89)
--------------------------------------------------------------------------------
   6 months(1)                          1.41%          0.84%           1.38%
--------------------------------------------------------------------------------
   1 Year                              27.91%         27.18%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             11.61%         11.22%          11.18%
--------------------------------------------------------------------------------
   5 Years                              8.40%          9.18%           8.67%
--------------------------------------------------------------------------------
   10 Years                            11.33%         11.93%           8.82%
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 10/19/98)
--------------------------------------------------------------------------------
   6 months(1)                          1.27%          0.84%           1.38%
--------------------------------------------------------------------------------
   1 Year                              27.57%         27.18%          20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                             11.33%         11.22%          11.18%
--------------------------------------------------------------------------------
   Life of Class                        6.21%          7.34%(2)        7.28%(2)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 10/31/98, the date nearest the class's inception for which data are available.

See pages 53-57 for information about share classes, returns, the comparative index, and the fund's benchmark.

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made March 31, 1993

The charts on the performance page give historical return data for Target: 2020.
Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2020's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table above). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2020 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2020 posted a modest total return during the six months ended March 31,
2003, while outpacing its benchmark, a coupon-based Treasury STRIPS issue maturing on November 15, 2020.* (See the previous page.) It is important to remember that, unlike the benchmark, Target: 2020's return is reduced by management expenses and transaction costs. Yet the fund beat its benchmark even when factoring in these fees.

ECONOMIC & MARKET BACKDROP

Financial markets weathered severe volatility during the six months, and geopolitical uncertainty provided the main catalyst. Tension between the U.S.
and Iraq in 2002 led to war in early 2003, while terrorist-related concerns preyed on investors' minds and North Korea revisited the notion of producing nuclear arms. Investors leaned toward safe-haven investments in that environment, giving top-rated fixed-income securities a boost. But bonds lost ground in March, pressuring yields higher, as optimism grew for a quick resolution to the Iraq conflict and a prompt recovery in corporate earnings.

Intermittent signs of economic weakness provided another catalyst for volatility, sparking worries about a possible "double-dip" recession. During the final quarter of 2002, the U.S. economy grew at an anemic annualized rate of only 1.4% and didn't do much better in the first tquarter of 2003. Business spending on new equipment and technologies was uninspiring, as were corporate profits. Labor market conditions also remained tough, with the U.S. shedding more jobs and the unemployment rate hitting 6% in December 2002.

On the bright side, consumer prices (excluding volatile food and energy components) rose a mere 1.7% for the 12 months ended March 31. With the economy weak, inflation under control, and geopolitical uncertainties clouding the horizon, the Federal Reserve reduced its short-term benchmark interest rate target to 1.25% in November 2002.

By the end of the six months, short-maturity Treasury STRIPS yields finished the six months slightly lower, while yields on STRIPS maturing in 2020 finished 15 basis (0.15%) points higher.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $201.0 million
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.84%                 4.76%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/15/20               8/20/20
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(1)(2)                       $107.55               $107.26
-------------------------------------------------------------------------------
Expense Ratio(2)                           0.59%(3)              0.59%
-------------------------------------------------------------------------------

(1)  See graph on page 16.

(2)  Investor Class.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          15

Target: 2020 - Portfolio Commentary

PORTFOLIO STRATEGIES

A combination of Treasury STRIPS and REFCORPs (Resolution Funding Corporation
zero-coupon bonds) of various maturities were sold to meet fairly substantial cash outflows. In addition, principal-based Treasury STRIPS maturing in October
2020 were sold in favor of higher-yielding coupon-based STRIPS maturing in
November 2020.

We tried to enhance performance by swapping out of principal-based REFCORPs with
January 2021 maturities and buying higher-yielding coupon-based equivalents. We also capitalized on what we considered an attractive opportunity to pick up principal-based Treasury STRIPS maturing in May 2020 by selling coupon-based
Treasury STRIPS with August 2020 maturities.

As a result of those trades, Target: 2020's anticipated value at maturity rose by 29 cents, while its weighted average maturity date shortened by five days.

ON THE HORIZON

We expect to continue to position Target: 2020 to closely track the performance of its benchmark going forward. But we'll also adjust the mix of zeros in the portfolio whenever we find what we feel are attractive opportunities to boost the fund's anticipated value at maturity.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
REFCORPs                                    66.5%                 66.2%
-------------------------------------------------------------------------------
STRIPS                                      30.5%                 32.5%
-------------------------------------------------------------------------------
Govt. Agency Zeros                           1.2%                  1.1%
-------------------------------------------------------------------------------
Other                                        1.8%                  0.2%
-------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)
Target: 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM--defined on page 56), which fluctuates from day to day based on the class's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's
AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2020 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 97.1%

      $21,000,000   REFCORP STRIPS -- COUPON,
                    6.36%, 1/15/19                                 $  9,054,360
--------------------------------------------------------------------------------
          135,000   Federal Judiciary, 5.69%,
                    2/15/19                                              55,748
--------------------------------------------------------------------------------
          258,000   REFCORP STRIPS -- COUPON,
                    6.21%, 4/15/19                                      109,254
--------------------------------------------------------------------------------
          289,000   Federal Judiciary, 5.73%,
                    8/15/19                                             115,136
--------------------------------------------------------------------------------
        1,000,000   STRIPS -- COUPON, 5.26%,
                    8/15/19                                             431,505
--------------------------------------------------------------------------------
       46,124,000   REFCORP STRIPS -- COUPON,
                    8.50%, 1/15/20                                   18,539,403
--------------------------------------------------------------------------------
        8,000,000   STRIPS -- COUPON, 8.41%,
                    2/15/20                                           3,331,536
--------------------------------------------------------------------------------
       18,756,000   REFCORP STRIPS -- COUPON,
                    6.28%, 4/15/20                                    7,408,339
--------------------------------------------------------------------------------
       11,688,000   STRIPS -- COUPON, 7.12%,
                    5/15/20                                           4,796,592
--------------------------------------------------------------------------------
        2,000,000   STRIPS -- PRINCIPAL, 6.14%,
                    5/15/20                                             827,648
--------------------------------------------------------------------------------
       72,543,000   REFCORP STRIPS -- COUPON,
                    7.37%, 7/15/20                                   28,186,728
--------------------------------------------------------------------------------
       41,644,000   REFCORP STRIPS -- PRINCIPAL,
                    6.43%, 7/15/20                                   16,317,577
--------------------------------------------------------------------------------
          115,000   Federal Judiciary, 6.19%,
                    8/15/20                                              42,653
--------------------------------------------------------------------------------
       24,135,000   STRIPS -- COUPON, 5.99%,
                    8/15/20                                           9,743,662
--------------------------------------------------------------------------------
       11,000,000   STRIPS -- PRINCIPAL, 6.21%,
                    8/15/20                                           4,478,606
--------------------------------------------------------------------------------
       38,406,000   REFCORP STRIPS -- COUPON,
                    6.39%, 10/15/20                                  14,703,238
--------------------------------------------------------------------------------
       66,000,000   REFCORP STRIPS -- PRINCIPAL,
                    6.44%, 10/15/20                                  25,440,558
--------------------------------------------------------------------------------
       51,907,000   STRIPS -- COUPON, 7.20%,
                    11/15/20                                         20,683,849
--------------------------------------------------------------------------------
       32,482,000   REFCORP STRIPS -- COUPON,
                    7.41%, 1/15/21                                   12,224,113
--------------------------------------------------------------------------------
        2,945,000   REFCORP STRIPS -- PRINCIPAL,
                    7.51%, 1/15/21                                    1,116,962
--------------------------------------------------------------------------------
          100,000   Federal Judiciary, 5.83%,
                    2/15/21                                              35,856
--------------------------------------------------------------------------------
        5,750,000   STRIPS -- COUPON, 6.89%,
                    2/15/21                                           2,249,762
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 3,500,000   STRIPS -- COUPON, 8.30%,
                    5/15/21                                        $  1,344,424
--------------------------------------------------------------------------------
        5,000,000   STRIPS -- PRINCIPAL, 5.85%,
                    5/15/21                                           1,944,485
--------------------------------------------------------------------------------
       27,000,000   STRIPS -- COUPON, 5.29%,
                    11/15/21                                         10,101,051
--------------------------------------------------------------------------------
        3,000,000   STRIPS -- PRINCIPAL, 6.18%,
                    11/15/21                                          1,126,411
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $155,728,074)                                                 194,409,456
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 2.6%

        6,250,000   FHLMC STRIPS -- COUPON,
                    6.30%, 1/15/20                                    2,407,744
--------------------------------------------------------------------------------
        7,683,000   Government Trust Certificates,
                    5.76%, 4/1/21                                     2,781,399
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,010,554)                                                     5,189,143
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          690,000   FHLB, 0.96%, 4/1/03(2)                              690,000
(Cost $690,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $161,428,628)                                                $200,288,599
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Target: 2025 - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
--------------------------------------------------------------------------------
                                       TARGET                     MERRILL LYNCH
                                     MATURITIES       FUND          LONG-TERM
                                     TRUST: 2025   BENCHMARK(2)   TREASURY INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 2/15/96)
--------------------------------------------------------------------------------
   6 months(1)                         -0.80%        -1.15%            1.38%
--------------------------------------------------------------------------------
   1 Year                              26.32%        26.48%           20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                              9.65%        10.11%           11.18%
--------------------------------------------------------------------------------
   5 Years                              8.30%         8.90%            8.67%
--------------------------------------------------------------------------------
   Life of Class                        9.81%        10.63%(3)         9.00%(4)
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 6/1/98)
--------------------------------------------------------------------------------
   6 months(1)                         -0.93%        -1.15%            1.38%
--------------------------------------------------------------------------------
   1 Year                              25.99%        26.48%           20.41%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                              9.37%        10.11%           11.18%
--------------------------------------------------------------------------------
   Life of Class                        7.23%         8.40%(5)         8.49%(5)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
     Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(3)  Since 2/28/96, the date nearest the class's inception for which data are available.

(4)  Since 2/29/96, the date nearest the class's inception for which data are available.

(5)  Since 5/31/98, the date nearest the class's inception for which data are available.

See pages 53-57 for information about share classes, returns, the comparative index, and the fund's benchmark.

                                                                    (continued)

-----

Target: 2025 - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made February 15, 1996*

*Fund data from 2/15/96, the class's inception date. Benchmark data from
 2/28/96, and index data from 2/29/96, the dates nearest the class's inception for which data are available.

The charts on the performance pages give historical return data for Target:
2025. Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2025's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total
Returns table on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          19

Target: 2025 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2025 posted a small loss for the six months ended March 31, 2003, but outpaced its benchmark, a coupon-based Treasury STRIPS issue maturing on
November 15, 2025.* (See page 18.) Unlike the benchmark, however, Target: 2025's return is reduced by management expenses and transaction costs.

ECONOMIC & MARKET BACKDROP

Financial markets weathered severe volatility during the six months, and geopolitical uncertainties provided the main catalyst. Tension between the U.S.
and Iraq in 2002 led to war in early 2003, while North Korea revisited nuclear arms production. Investors leaned toward safe-haven investments in that environment, giving top-rated fixed-income securities a boost. But bonds lost ground in March as optimism grew for a quick resolution to the Iraq conflict and for a prompt recovery for corporate America.

Intermittent signs of economic weakness provided another catalyst for volatility, sparking worries about a possible "double-dip" recession. During the final quarter of 2002 and the first quarter of 2003, the U.S. economy grew at an anemic annualized rate of only 1.4% and an estimated 1.6%, respectively.
Business spending on new equipment and technologies was uninspiring, as were corporate profits. Labor market conditions also remained tough, with the U.S.
shedding more jobs and the unemployment rate hitting 6% in December 2002.

On the bright side, inflation was tame. Consumer prices (excluding volatile food and energy components) rose a mere 1.7% for the 12 months ended March 31. With the economy weak, inflation under control, and geopolitical uncertainties clouding the horizon, the Federal Reserve reduced its short-term benchmark interest rate target to 1.25% in November 2002.

Yields on short-term Treasury STRIPS finished the six months slightly lower after all was said and done, while longer-term STRIPS yields generally rose.
Yields on STRIPS maturing in 2025 increased by almost 25 basis points (0.25%).

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                        $175.6 million
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Anticipated Growth Rate                     5.02%                 4.86%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/1/25                8/26/25
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(1)(2)                       $117.34               $117.07
-------------------------------------------------------------------------------
Expense Ratio(2)                           0.59%(3)               0.59%
-------------------------------------------------------------------------------

(1)  See graph on page 21.

(2)  Investor Class.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

-----

Target: 2025 - Portfolio Commentary

PORTFOLIO STRATEGIES

Trades in the portfolio largely revolved around meeting fairly heavy cash outflows. To do so, we liquidated a range of Treasury STRIPS and REFCORPs of various maturities. In particular, we sold coupon-based Treasury STRIPS maturing in October and November 2025, as well as some coupon-based REFCORPs (Resolution
Funding Corporation zero-coupon bonds) maturing in January 2026.

Government agency zeros generally outperformed Treasury STRIPS, so we picked up some coupon-based Fannie Mae zeros maturing in April 2024. And we sold some coupon-based REFCORPs maturing in April 2025 in favor of higher-yielding coupon-based Fannie Mae zeros with March 2025 maturities.

Collectively, those trades boosted Target: 2025's anticipated value at maturity by 27 cents, while extending its weighted average maturity date from August 26 to September 1, 2025.

ON THE HORIZON

The economic outlook remains clouded. But from a fund-specific standpoint, we'll continue to try to position Target: 2025 to closely track the performance of its benchmark. Along the way, we expect to adjust the mix of zeros in the portfolio whenever we find what we feel are opportunities to enhance performance and increase Target: 2025's anticipated value at maturity.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
REFCORPs                                    72.7%                 72.4%
-------------------------------------------------------------------------------
STRIPS                                      25.8%                 26.5%
-------------------------------------------------------------------------------
Govt. Agency Zeros                           1.3%                  0.4%
-------------------------------------------------------------------------------
Other                                        0.2%                  0.7%
-------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)
Target: 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM--defined on page 56), which fluctuates from day to day based on the class's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's
AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          21

Target: 2025 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 98.5%

      $ 9,650,000   REFCORP STRIPS -- COUPON,
                    6.56%, 1/15/24                                 $  3,008,388
--------------------------------------------------------------------------------
       11,560,000   REFCORP STRIPS -- COUPON,
                    6.52%, 4/15/24                                    3,550,723
--------------------------------------------------------------------------------
        1,000,000   STRIPS -- COUPON, 5.59%,
                    5/15/24                                             323,167
--------------------------------------------------------------------------------
        5,926,000   REFCORP STRIPS -- COUPON,
                    6.88%, 7/15/24                                    1,794,855
--------------------------------------------------------------------------------
        7,000,000   STRIPS -- COUPON, 6.50%,
                    8/15/24                                           2,232,125
--------------------------------------------------------------------------------
       61,732,000   REFCORP STRIPS -- COUPON,
                    6.95%, 10/15/24                                  18,411,260
--------------------------------------------------------------------------------
       10,000,000   STRIPS -- COUPON, 5.31%,
                    11/15/24                                          3,139,780
--------------------------------------------------------------------------------
        2,600,000   STRIPS -- PRINCIPAL, 7.26%,
                    11/15/24                                            826,722
--------------------------------------------------------------------------------
       42,050,000   REFCORP STRIPS -- COUPON,
                    6.93%, 1/15/25                                   12,357,486
--------------------------------------------------------------------------------
          900,000   STRIPS -- COUPON, 7.27%,
                    2/15/25                                             278,821
--------------------------------------------------------------------------------
        3,000,000   STRIPS -- PRINCIPAL, 7.28%,
                    2/15/25                                             939,351
--------------------------------------------------------------------------------
       30,688,000   REFCORP STRIPS -- COUPON,
                    6.82%, 4/15/25                                    8,892,646
--------------------------------------------------------------------------------
       12,500,000   STRIPS -- COUPON, 6.02%,
                    5/15/25                                           3,820,988
--------------------------------------------------------------------------------
       30,349,000   REFCORP STRIPS -- COUPON,
                    6.53%, 7/15/25                                    8,659,237
--------------------------------------------------------------------------------
       13,500,000   STRIPS -- COUPON, 5.33%,
                    8/15/25                                           4,062,906
--------------------------------------------------------------------------------
        6,850,000   STRIPS -- PRINCIPAL, 6.25%,
                    8/15/25                                           2,084,126
--------------------------------------------------------------------------------
       64,153,000   REFCORP STRIPS -- COUPON,
                    6.98%, 10/15/25                                  18,061,507
--------------------------------------------------------------------------------
       67,070,000   STRIPS -- COUPON, 5.90%,
                    11/15/25                                         19,959,966
--------------------------------------------------------------------------------
       54,435,000   REFCORP STRIPS -- COUPON,
                    6.76%, 1/15/26                                   15,100,650
--------------------------------------------------------------------------------
       10,299,000   STRIPS -- COUPON, 6.10%,
                    2/15/26                                           3,017,473
--------------------------------------------------------------------------------
        2,000,000   STRIPS -- PRINCIPAL, 5.69%,
                    2/15/26                                             597,838
--------------------------------------------------------------------------------
       47,774,000   REFCORP STRIPS -- COUPON,
                    6.66%, 4/15/26                                   13,057,876
--------------------------------------------------------------------------------
        4,991,000   STRIPS -- COUPON, 6.12%,
                    5/15/26                                           1,442,808
--------------------------------------------------------------------------------
       48,879,000   REFCORP STRIPS -- COUPON,
                    7.08%, 7/15/26                                   13,153,388
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 6,000,000   STRIPS -- COUPON, 6.49%,
                    8/15/26                                        $  1,707,480
--------------------------------------------------------------------------------
        2,000,000   STRIPS -- PRINCIPAL, 6.44%,
                    8/15/26                                             576,984
--------------------------------------------------------------------------------
       43,139,000   REFCORP STRIPS -- COUPON,
                    7.26%, 10/15/26                                  11,437,486
--------------------------------------------------------------------------------
        1,000,000   STRIPS -- COUPON, 6.07%,
                    11/15/26                                            280,764
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $139,439,059)                                                 172,776,801
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 1.3%

           10,000   FNMA STRIPS -- COUPON,
                    6.14%, 4/8/24                                         2,897
--------------------------------------------------------------------------------
        1,000,000   TVA STRIPS -- COUPON,
                    6.58%, 5/1/24                                       286,364
--------------------------------------------------------------------------------
        5,099,000   FNMA STRIPS -- COUPON,
                    5.98%, 3/23/25                                    1,392,644
--------------------------------------------------------------------------------
        2,376,000   TVA STRIPS -- PRINCIPAL,
                    6.50%, 11/1/25                                      626,592
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $2,216,785)                                                     2,308,497
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          426,000   FHLB, 0.96%, 4/1/03(2)                              426,000
(Cost $426,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $142,081,844)                                                $175,511,298
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TVA = Tennessee Valley Authority

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

-----

Target: 2030 - Performance

TOTAL RETURNS AS OF MARCH 31, 2003
-----------------------------------------------------------------------------------------------
                                                      TARGET         5/15/30     MERRILL LYNCH
                                                    MATURITIES      MATURITY       LONG-TERM
                                                    TRUST: 2030   STRIPS ISSUE   TREASURY INDEX
-----------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 6/1/01)
-----------------------------------------------------------------------------------------------
   6 months(1)                                        -2.58%         -3.73%           1.38%
-----------------------------------------------------------------------------------------------
   1 Year                                             29.50%         29.82%          20.41%
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------
   Life of Class                                      11.26%         12.75%(2)       12.85%(2)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                       TARGET        TARGET
                                     MATURITIES    MATURITIES        5/15/30     MERRILL LYNCH
                                     TRUST: 2030   TRUST: 2030      MATURITY       LONG-TERM
                                      (NO CDSC*)   (WITH CDSC*)   STRIPS ISSUE   TREASURY INDEX
-----------------------------------------------------------------------------------------------
C CLASS (INCEPTION 10/8/01)
-----------------------------------------------------------------------------------------------
   6 months(1)                         -2.94%         -3.67%          -3.73%          1.38%
-----------------------------------------------------------------------------------------------
   1 Year                              28.73%         28.73%          29.82%         20.41%
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------
   Life of Class                        8.25%          8.25%          12.65%(3)      10.38%(3)
-----------------------------------------------------------------------------------------------

*CDSC stands for "contingent deferred sales charge." Target: 2030's CDSC is charged to investors if they redeem C Class shares within 12 months of purchase.
 The SEC requires that mutual funds provide performance information net of the
 CDSC in all cases where the charge could be applied. Returns "with CDSC"
 Reflect the deduction of the applicable CDSC imposed on shares redeemed within the reporting period.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 5/31/01, the date nearest the class's inception for which data are available.

(3)  Since 9/30/01, the date nearest the class's inception for which data are available.

See pages 53-57 for information about share classes, returns, the comparative index, and the fund's benchmark.

                                                                    (continued)

                                                                          -----
                                                                          23

Target: 2030 - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS
$10,000 investment made June 1, 2001*

*Fund data from 6/1/01, the class's inception date. Benchmark and index data from 5/31/01, the date nearest the class's inception for which data are available.

The charts on the performance pages give historical return data for Target:
2030. Returns for the Merrill Lynch Long-Term Treasury Index and the fund's benchmark are provided for comparison. Target: 2030's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index and the benchmark do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total
Returns table on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Target: 2030 - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE OVERVIEW

Target: 2030 lost some ground during the six months ended March 31, 2003, but held its value better than its benchmark, a coupon-based Treasury STRIPS issue maturing on May 15, 2030.* (See page 23.) It is important to remember that unlike the benchmark, Target: 2030's return is reduced by management expenses and transaction costs.

ECONOMIC & MARKET BACKDROP

Financial markets weathered severe volatility during the six months, and geopolitical uncertainty provided the main catalyst. Tension between the U.S.
and Iraq in 2002 led to war in early 2003, while terrorist-related concerns preyed on investors' minds and North Korea revisited the notion of producing nuclear arms. Investors leaned toward perceived safe-haven investments in that environment, giving top-rated fixed-income securities a boost. But bonds lost ground in late March, pressuring yields higher, as optimism grew for a quick resolution to the Iraq conflict and better times for corporate America.

Intermittent signs of economic weakness provided another catalyst for volatility, sparking worries about a possible "double-dip" recession. During the final quarter of 2002 and the first quarter of 2003, the U.S. economy grew at an anemic annualized rate of only 1.4% and an estimated 1.6%, respectively.
Business spending on new equipment and technologies was uninspiring, as were corporate profits. Labor market conditions also remained tough, with the U.S.
shedding more jobs and the unemployment rate hitting 6% in December 2002.
Meanwhile, inflation (as measured by the consumer price index and excluding volatile food and energy components) rose a mere 1.7% for the 12 months ended
March 31.

With the economy weak, inflation under control, and geopolitical uncertainties clouding the horizon, the Federal Reserve reduced its short-term benchmark interest rate target to 1.25% in November 2002.

But by the end of the six months, yields on short-term Treasury STRIPS finished slightly lower, while yields on longer-term STRIPS were generally higher. Yields on Treasury STRIPS maturing  in 2030 rose by approximately 30  basis points
(0.30%).

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 3/31/03
-------------------------------------------------------------------------------
Net Assets                                         $17.5 million
-------------------------------------------------------------------------------
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
Anticipated Growth Rate                     4.91%                 4.72%
-------------------------------------------------------------------------------
Weighted Average
Maturity Date                              2/12/30               1/31/30
-------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)(1)(2)                       $104.48               $103.58
-------------------------------------------------------------------------------
Expense Ratio(2)                           0.59%(3)               0.59%
-------------------------------------------------------------------------------

(1)  See graph on page 26.

(2)  Investor Class.

(3)  Annualized.

Past performance is no guarantee of future results. Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its
AVM. There is also no guarantee that the AVM will fluctuate as little in the future  as it has in the past. For more information, please consult  the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

Investment terms are defined in the Glossary.                       (continued)

                                                                          -----
                                                                          25

Target: 2030 - Portfolio Commentary

PORTFOLIO STRATEGIES

With fixed-income securities somewhat range-bound during the six months, investors gravitated toward higher-yielding bonds. As a result, the REFCORPs
(Resolution Funding Corporation zero-coupon bonds) and government agency zeros that we held boosted Target: 2030's performance relative to its STRIPS benchmark.

Unfortunately, Target: 2030 endured fairly heavy cash outflows during the six months, while supply in that maturity spectrum remained limited. We  met the liquidations largely by selling REFCORPs maturing in January and April 2030. In addition, we took advantage of what we saw as an attractive opportunity to sell some principal-based REFCORPs maturing in April 2030 and add some principal-based Treasury STRIPS with May 2030 maturities.

Thanks to those trades, Target: 2030's anticipated value at maturity rose 90 cents to $104.48, while its weighted average maturity date increased 12 days to
February 12, 2030.

OUTLOOK

With regard to fund-specific plans, we expect to continue to try and position
Target: 2030 to track the performance of its benchmark as closely as possible, while looking for what we feel are attractive opportunities to increase the fund's anticipated value at maturity.

TYPES OF INVESTMENTS IN THE PORTFOLIO
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/03               9/30/02
-------------------------------------------------------------------------------
STRIPS                                      53.3%                 40.4%
-------------------------------------------------------------------------------
REFCORPs                                    39.8%                 54.5%
-------------------------------------------------------------------------------
Govt. Agency Zeros                           6.9%                  4.1%
-------------------------------------------------------------------------------
Other                                         --                   1.0%
-------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)
Target: 2030

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM--defined on page 56), which fluctuates from day to day based on the class's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's
AVM. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Investment terms are defined in the Glossary.

-----

Target: 2030 - Schedule of Investments

MARCH 31, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(1) -- 93.1%

      $ 2,500,000   REFCORP STRIPS -- COUPON,
                    5.64%, 1/15/29                                  $   587,268
--------------------------------------------------------------------------------
        1,478,000   STRIPS -- COUPON, 5.80%,
                    2/15/29                                             369,561
--------------------------------------------------------------------------------
        1,200,000   STRIPS -- COUPON, 5.88%,
                    5/15/29                                             296,058
--------------------------------------------------------------------------------
        7,000,000   REFCORP STRIPS -- COUPON,
                    6.14%, 7/15/29                                    1,605,576
--------------------------------------------------------------------------------
          870,000   STRIPS -- COUPON, 5.48%,
                    8/15/29                                             213,424
--------------------------------------------------------------------------------
        2,000,000   STRIPS -- PRINCIPAL, 5.35%,
                    8/15/29                                             498,248
--------------------------------------------------------------------------------
        2,632,000   STRIPS -- COUPON, 5.90%,
                    11/15/29                                            637,123
--------------------------------------------------------------------------------
        2,000,000   REFCORP STRIPS -- COUPON,
                    5.83%, 1/15/30                                      456,256
--------------------------------------------------------------------------------
        6,750,000   REFCORP STRIPS -- COUPON,
                    6.10%, 1/15/30                                    1,509,449
--------------------------------------------------------------------------------
        1,430,000   STRIPS -- COUPON, 5.67%,
                    2/15/30                                             341,577
--------------------------------------------------------------------------------
        8,513,000   REFCORP STRIPS -- COUPON,
                    6.20%, 4/15/30                                    1,877,270
--------------------------------------------------------------------------------
        3,750,000   REFCORP STRIPS -- COUPON,
                    6.26%, 4/15/30                                      846,015
--------------------------------------------------------------------------------
       13,897,000   STRIPS -- COUPON, 5.59%,
                    5/15/30                                           3,275,577
--------------------------------------------------------------------------------
       11,500,000   STRIPS -- PRINCIPAL, 5.31%,
                    5/15/30                                           2,775,812
--------------------------------------------------------------------------------
        3,167,000   STRIPS -- COUPON, 5.32%,
                    8/15/30                                             736,597
--------------------------------------------------------------------------------
          340,000   STRIPS -- COUPON, 5.80%,
                    2/15/31                                              77,003
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $15,059,310)                                                   16,102,814
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 6.9%

      $ 1,000,000   FHLMC STRIPS -- COUPON,
                    5.80%, 1/15/30                                  $   209,531
--------------------------------------------------------------------------------
        3,051,000   FHLMC STRIPS -- COUPON,
                    5.68%, 3/15/30                                      633,091
--------------------------------------------------------------------------------
        1,000,000   FHLMC STRIPS -- COUPON,
                    6.31%, 9/15/30                                      201,538
--------------------------------------------------------------------------------
          750,000   FHLMC STRIPS - COUPON,
                    5.77%, 7/15/31                                      143,933
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $1,221,239)                                                     1,188,093
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $16,280,549)                                                  $17,290,907
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          27

Statement of Assets and Liabilities

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                  TARGET: 2005     TARGET: 2010     TARGET: 2015
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $410,212,046,
$267,865,900, and
$127,388,928, respectively)       $437,206,397     $298,846,662     $171,546,503
-------------------------------
Cash                                   129,043           66,588          133,942
-------------------------------
Receivable for capital
shares sold                            501,856          274,465          630,339
--------------------------------------------------------------------------------
                                   437,837,296      299,187,715      172,310,784
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees              213,885          149,858          86,542
-------------------------------
Distribution fees payable              1,576              589              76
-------------------------------
Service fees payable                   1,576              589              76
--------------------------------------------------------------------------------
                                     217,037          151,036          86,694
--------------------------------------------------------------------------------
NET ASSETS                      $437,620,259     $299,036,679    $172,224,090
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                   $405,421,143     $253,513,218     $124,584,518
-------------------------------
Undistributed net
investment income                    3,970,007        3,083,964        1,920,051
-------------------------------
Undistributed net realized gain
on investment transactions           1,234,758       11,458,735        1,561,946
-------------------------------
Net unrealized appreciation
on investments                      26,994,351       30,980,762       44,157,575
--------------------------------------------------------------------------------
                                  $437,620,259     $299,036,679     $172,224,090
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                        $430,007,064     $296,145,860     $171,856,291
-------------------------------
Shares outstanding                   4,398,779        3,587,626        2,606,748
-------------------------------
Net asset value per share               $97.76           $82.55           $65.93
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                          $7,613,195       $2,890,819         $367,799
-------------------------------
Shares outstanding                      78,750           35,377            5,629
-------------------------------
Net asset value per share               $96.68           $81.71           $65.34
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----

Statement of Assets and Liabilities

MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                  TARGET: 2020     TARGET: 2025     TARGET: 2030
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $161,428,628,
$142,081,844, and
$16,280,549, respectively)        $200,288,599     $175,511,298      $17,290,907
-------------------------------
Cash                                        --          110,893          130,318
-------------------------------
Receivable for
investments sold                     2,915,775               --               --
-------------------------------
Receivable for capital
shares sold                            855,105           36,463           59,775
--------------------------------------------------------------------------------
                                   204,059,479      175,658,654       17,481,000
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                 169,879               --               --
-------------------------------
Payable for
investments purchased                2,764,497               --               --
-------------------------------
Accrued management fees                 99,725           88,870            8,895
-------------------------------
Distribution fees payable                  597               82              868
-------------------------------
Service fees payable                       597               82              434
--------------------------------------------------------------------------------
                                     3,035,295           89,034           10,197
--------------------------------------------------------------------------------
NET ASSETS                        $201,024,184     $175,569,620      $17,470,803
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                   $155,396,135     $138,752,832      $15,987,150
-------------------------------
Undistributed net
investment income                    2,154,117        1,759,812          156,395
-------------------------------
Undistributed net realized gain
on investment transactions           4,613,961        1,627,522          316,900
-------------------------------
Net unrealized appreciation
on investments                      38,859,971       33,429,454        1,010,358
--------------------------------------------------------------------------------
                                  $201,024,184     $175,569,620      $17,470,803
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                        $198,190,835     $175,195,910      $15,328,670
-------------------------------
Shares outstanding                   4,227,703        4,534,132          548,168
-------------------------------
Net asset value per share               $46.88           $38.64           $27.96
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                         $2,833,349          $373,710             --
-------------------------------
Shares outstanding                     61,049             9,782             --
-------------------------------
Net asset value per share              $46.41            $38.20             --
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                              N/A              N/A          $2,142,133
-------------------------------
Shares outstanding                      N/A              N/A              66,879
-------------------------------
Net asset value per share               N/A              N/A              $32.03
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                  TARGET: 2005     TARGET: 2010     TARGET: 2015
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------
Interest                           $9,840,957       $7,458,885       $4,447,438
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------
Management fees                     1,241,427          875,375          481,154
-------------------------------
Distribution fees:
-------------------------------
  Advisor Class                         7,584            2,702              263
-------------------------------
Service fees:
-------------------------------
  Advisor Class                         7,584            2,702              263
-------------------------------
Trustees' fees and expenses            10,781            7,597            4,107
-------------------------------
Other expenses                          1,782            1,359              968
--------------------------------------------------------------------------------
                                    1,269,158          889,735          486,755
--------------------------------------------------------------------------------

NET INVESTMENT INCOME               8,571,799        6,569,150        3,960,683
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions             7,357,219       13,873,172        1,785,480
-------------------------------
Change in net unrealized
appreciation on investments        (9,765,821)     (15,969,466)      (3,382,988)
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED LOSS                    (2,408,602)      (2,096,294)      (1,597,508)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $6,163,197       $4,472,856       $2,363,175
================================================================================

See Notes to Financial Statements.                                   (continued)

-----

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                  TARGET: 2020     TARGET: 2025     TARGET: 2030
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------
Interest                           $5,329,976       $4,989,537        $477,437
--------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                       575,986          545,076          51,970
------------------------------
Distribution fees:
------------------------------
  Advisor Class                         2,501              465             --
------------------------------
  C Class                                  --               --           4,216
------------------------------
Service fees:
------------------------------
  Advisor Class                         2,501              465              --
------------------------------
  C Class                                  --               --           2,108
------------------------------
Trustees' fees and expenses             5,008            4,821             443
------------------------------
Other expenses                            505              --              154
--------------------------------------------------------------------------------
                                      586,501          550,827          58,891
--------------------------------------------------------------------------------

NET INVESTMENT INCOME               4,743,475        4,438,710         418,546
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions             6,895,343        2,034,262         317,553
------------------------------
Change in net unrealized
appreciation on investments        (9,553,596)      (9,633,949)     (1,438,985)
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED LOSS                    (2,658,253)      (7,599,687)     (1,121,432)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS                    $2,085,222      $(3,160,977)      $(702,886)
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          31

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------
                                                TARGET: 2005                          TARGET: 2010
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2003                2002               2003               2002
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                  $8,571,799          $16,896,448        $6,569,150         $13,068,498
---------------------------------
Net realized gain                       7,357,219            1,152,738        13,873,172           6,801,600
---------------------------------
Change in net
unrealized appreciation                (9,765,821)          13,368,517       (15,969,466)         17,538,327
------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               6,163,197           31,417,703         4,472,856          37,408,425
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net  investment income:
---------------------------------
  Investor Class                      (17,198,590)         (15,789,674)      (12,962,841)        (14,014,202)
---------------------------------
  Advisor Class                          (211,715)            (231,794)          (84,351)           (123,790)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                               --                  --         (8,216,696)         (2,486,311)
---------------------------------
  Advisor Class                                --                  --            (56,696)            (23,071)
------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (17,410,305)         (16,021,468)      (21,320,584)        (16,647,374)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                     14,045,831           66,622,298        (1,025,913)          4,553,496
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           2,798,723           82,018,533       (17,873,641)         25,314,547

NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                   434,821,536          352,803,003       316,910,320         291,595,773
------------------------------------------------------------------------------------------------------------
End of period                        $437,620,259         $434,821,536      $299,036,679        $316,910,320
============================================================================================================

Undistributed net
investment income                      $3,970,007          $12,808,513        $3,083,964          $9,562,006
============================================================================================================

See Notes to Financial Statements.                                   (continued)

-----

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------
                                                TARGET: 2015                           TARGET: 2020
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2003                2002               2003               2002
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                  $3,960,683          $7,059,908         $4,743,475        $10,115,286
---------------------------------
Net realized gain                       1,785,480             252,706          6,895,343         15,734,622
---------------------------------
Change in net
unrealized appreciation                (3,382,988)         14,513,833         (9,553,596)         6,036,166
------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               2,363,175          21,826,447          2,085,222         31,886,074
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net  investment income:
---------------------------------
  Investor Class                       (7,250,952)         (7,529,112)        (9,509,100)       (13,019,839)
------------------------------------
  Advisor Class                            (6,379)             (1,670)           (83,302)           (81,648)
------------------------------------
From net realized gains:
---------------------------------
  Investor Class                         (397,256)           (201,449)       (15,035,460)       (24,737,534)
------------------------------------
  Advisor Class                              (369)                (46)          (138,771)          (161,482)
------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (7,654,956)         (7,732,277)       (24,766,633)       (38,000,503)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                      1,997,796          15,821,807         11,503,065         (8,817,455)
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (3,293,985)         29,915,977        (11,178,346)       (14,931,884)

NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                   175,518,075         145,602,098        212,202,530        227,134,414
------------------------------------------------------------------------------------------------------------
End of period                        $172,224,090        $175,518,075       $201,024,184       $212,202,530
============================================================================================================

Undistributed net
investment income                      $1,920,051          $5,216,699         $2,154,117         $7,003,044
============================================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          33

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------------------
                                                TARGET: 2025                          TARGET: 2030
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2003                2002               2003               2002
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                  $4,438,710         $11,907,940         $418,546           $556,470
---------------------------------
Net realized gain                       2,034,262          13,669,419          317,553             27,958
---------------------------------
Change in net
unrealized appreciation                (9,633,949)          5,769,358       (1,438,985)         2,347,058
------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        (3,160,977)         31,346,717         (702,886)         2,931,486
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                      (10,606,108)        (17,970,856)        (674,827)          (133,597)
---------------------------------
  Advisor Class                           (19,699)            (57,605)              --                 --
---------------------------------
  C Class                                      --                  --          (51,305)            (7,929)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                      (12,164,702)         (6,366,399)         (22,051)           (17,923)
---------------------------------
  Advisor Class                           (23,651)            (21,149)              --                 --
---------------------------------
  C Class                                      --                  --           (2,019)            (1,115)
------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (22,814,160)        (24,416,009)        (750,202)          (160,564)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                    (16,850,247)        (99,626,754)      (2,930,572)        14,227,941
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         (42,825,384)        (92,696,046)      (4,383,660)        16,998,863

NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                   218,395,004         311,091,050       21,854,463          4,855,600
------------------------------------------------------------------------------------------------------------
End of period                        $175,569,620        $218,395,004      $17,470,803        $21,854,463
============================================================================================================

Undistributed net
investment income                      $1,759,812          $7,946,909         $156,395           $463,981
============================================================================================================

See Notes to Financial Statements.

-----

Notes to Financial Statements

MARCH 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2005 Fund (2005), Target 2010 Fund (2010), Target 2015 Fund
(2015), Target 2020 Fund (2020), Target 2025 Fund (2025), and Target 2030 Fund
(2030) (collectively, the funds). The funds are diversified under the 1940 Act.
Each fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks. Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents and will be liquidated in December of its target maturity year. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. 2030 is authorized to issue the Investor Class, the Advisor Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the Advisor Class for 2030 had not commenced at March 31, 2003.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

                                                                    (continued)

                                                                          -----
                                                                          35

Notes to Financial Statements

MARCH 31, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor Class and C Class) range from 0.2900% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended March 31, 2003, the effective annual management fee for the Investor Class, the Advisor Class, and the C Class was 0.58%, 0.33%
and 0.58%, respectively, for each of the funds, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for the C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the
Advisor Class and C Class will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee of 0.25% and 0.50%, respectively, and an annual service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares  of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for  C Class shares. Fees incurred under the plans during the six months ended March 31, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2003, were as follows:

--------------------------------------------------------------------------------
                              TARGET: 2005       TARGET: 2010       TARGET: 2015
--------------------------------------------------------------------------------
Purchases                      $78,399,597       $109,318,259        $24,054,584
--------------------------------------------------------------------------------
Proceeds from sales            $82,759,528       $131,091,751        $29,321,055
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TARGET: 2020       TARGET: 2025       TARGET: 2030
--------------------------------------------------------------------------------
Purchases                      $44,439,881        $8,097,191         $7,329,073
--------------------------------------------------------------------------------
Proceeds from sales            $58,016,385        $46,436,240        $10,128,955
--------------------------------------------------------------------------------

                                                                    (continued)

-----

Notes to Financial Statements

MARCH 31, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------------------
                                             TARGET: 2005                          TARGET: 2010
----------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003
---------------------------------
Sold                                  793,507          $76,588,421           792,080         $63,638,714
---------------------------------
Issued in reinvestment
of distributions                      181,368           16,644,129           283,253          20,688,789
---------------------------------
Redeemed                             (848,498)         (81,725,687)       (1,080,525)        (86,383,332)
---------------------------------
Reverse share split                  (187,162)                 --           (289,489)                --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)               (60,785)         $11,506,863          (294,681)        $(2,055,829)
==========================================================================================================
YEAR ENDED SEPTEMBER 30, 2002
---------------------------------
Sold                                2,161,018         $197,298,908         1,543,103        $113,547,067
---------------------------------
Issued in reinvestment
of distributions                      183,340           15,354,686           251,605          16,155,566
---------------------------------
Redeemed                           (1,615,674)        (145,784,094)       (1,745,140)       (124,329,481)
---------------------------------
Reverse share split                  (188,293)              --              (256,636)                 --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)               540,391          $66,869,500          (207,068)        $ 5,373,152
==========================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003
---------------------------------
Sold                                   35,054           $3,356,269            20,536          $1,640,175
---------------------------------
Issued in reinvestment
of distributions                        1,707              155,338             1,437             104,191
---------------------------------
Redeemed                              (10,191)            (972,639)           (9,060)           (714,450)
---------------------------------
Reverse share split                    (2,302)                  --            (1,910)                 --
----------------------------------------------------------------------------------------------------------
Net increase                           24,268           $2,538,968            11,003          $1,029,916
==========================================================================================================
YEAR ENDED SEPTEMBER 30, 2002
---------------------------------
Sold                                   14,037           $1,272,067            13,803            $996,478
---------------------------------
Issued in reinvestment
of distributions                        2,053              170,989             2,001             127,907
---------------------------------
Redeemed                              (18,965)          (1,690,258)          (28,034)         (1,944,041)
---------------------------------
Reverse share split                    (2,751)                  --            (2,279)                 --
----------------------------------------------------------------------------------------------------------
Net decrease                           (5,626)           $(247,202)          (14,509)          $(819,656)
==========================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          37

Notes to Financial Statements

MARCH 31, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                             TARGET: 2015                           TARGET: 2020
----------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003
---------------------------------
Sold                                  805,972          $51,773,755         1,122,993         $50,858,042
---------------------------------
Issued in reinvestment
of distributions                      126,161            7,443,484           619,668          23,906,778
---------------------------------
Redeemed                             (911,465)         (57,491,838)       (1,441,128)        (64,896,778)
---------------------------------
Reverse share split                  (129,463)                  --          (634,133)                 --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)              (108,795)          $1,725,401          (332,600)         $9,868,042
==========================================================================================================
YEAR ENDED SEPTEMBER 30, 2002
---------------------------------
Sold                                1,033,135          $60,913,110         1,364,903         $55,409,921
---------------------------------
Issued in reinvestment
of distributions                      150,361            7,510,525         1,177,694          36,449,908
---------------------------------
Redeemed                             (942,222)         (52,656,146)       (2,540,224)       (100,506,786)
---------------------------------
Reverse share split                  (154,507)                  --        (1,212,128)                 --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                86,767          $15,767,489        (1,209,755)        $(8,646,957)
==========================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003
---------------------------------
Sold                                    6,500             $413,817            53,447          $2,441,950
---------------------------------
Issued in reinvestment
of distributions                          115                6,746             4,590             175,762
---------------------------------
Redeemed                               (2,384)            (148,168)          (21,639)           (982,689)
---------------------------------
Reverse share split                      (115)                  --            (5,650)                 --
----------------------------------------------------------------------------------------------------------
Net increase                            4,116             $272,395            30,748          $1,635,023
==========================================================================================================
YEAR ENDED SEPTEMBER 30, 2002
---------------------------------
Sold                                    1,283              $74,061            17,873            $720,453
---------------------------------
Issued in reinvestment
of distributions                           34                1,714             5,942             182,776
---------------------------------
Redeemed                                 (400)             (21,457)          (27,138)         (1,073,727)
---------------------------------
Reverse share split                       (34)                 --             (7,542)                 --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                   883              $54,318           (10,865)          $(170,498)
==========================================================================================================

                                                                    (continued)

-----

Notes to Financial Statements

MARCH 31, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                              TARGET: 2025                          TARGET: 2030
----------------------------------------------------------------------------------------------------------
                                       SHARES              AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003
----------------------------------
Sold                                  1,207,374         $45,545,140          494,852          $13,734,064
----------------------------------
Issued in reinvestment
of distributions                        682,441          22,093,138           24,506              625,893
----------------------------------
Redeemed                             (2,250,964)        (84,483,332)        (659,264)         (18,169,309)
----------------------------------
Reverse share split                    (700,857)                 --          (27,161)                  --
----------------------------------------------------------------------------------------------------------
Net decrease                         (1,062,006)       $(16,845,054)        (167,067)         $(3,809,352)
==========================================================================================================
YEAR ENDED SEPTEMBER 30, 2002
----------------------------------
Sold                                  2,671,377         $91,226,267          980,191          $24,629,603
----------------------------------
Issued in reinvestment
of distributions                        804,662          23,096,358            6,334              143,842
----------------------------------
Redeemed                             (6,362,102)       (213,411,873)        (467,371)         (11,713,644)
----------------------------------
Reverse share split                    (843,696)                --            (6,662)                  --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)              (3,729,759)       $(99,089,248)         512,492          $13,059,801
==========================================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003
----------------------------------
Sold                                    1,193               $44,733               --                 --
----------------------------------
Issued in reinvestment
of distributions                        1,056                33,864               --                 --
----------------------------------
Redeemed                               (2,315)              (83,790)              --                 --
----------------------------------
Reverse share split                    (1,316)                  --                --                 --
----------------------------------------------------------------------------------------------------------
Net decrease                           (1,382)              $(5,193)              --                 --
==========================================================================================================
YEAR ENDED SEPTEMBER 30, 2002
----------------------------------
Sold                                    3,409              $119,277               --                 --
----------------------------------
Issued in reinvestment
of distributions                        2,310                65,975               --                 --
----------------------------------
Redeemed                              (22,035)             (722,758)              --                 --
----------------------------------
Reverse share split                    (2,715)                  --                --                 --
----------------------------------------------------------------------------------------------------------
Net decrease                          (19,031)            $(537,506)              --                 --
==========================================================================================================

C CLASS
----------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2003          N/A                   N/A
---------------------------------
Sold                                                                          33,178           $1,031,585
----------------------------------
Issued in reinvestment
of distributions                                                               1,795             53,323
----------------------------------
Redeemed                                                                      (6,474)           (206,128)
----------------------------------
Reverse share split                                                           (1,795)              --
----------------------------------------------------------------------------------------------------------
Net increase                                                                  26,704            $878,780
==========================================================================================================
PERIOD ENDED SEPTEMBER 30, 2002(1)       N/A                   N/A
----------------------------------
Sold                                                                          42,543          $1,221,759
----------------------------------
Issued in reinvestment
of distributions                                                                 343               9,043
----------------------------------
Redeemed                                                                      (2,368)            (62,662)
----------------------------------
Reverse share split                                                             (343)                 --
----------------------------------------------------------------------------------------------------------
Net increase                                                                  40,175          $1,168,140
==========================================================================================================

(1) October 8, 2001 (commencement of sale) through September 30, 2002 for Target 2030.

                                                                    (continued)

                                                                          -----
                                                                          39

Notes to Financial Statements

MARCH 31, 2003 (UNAUDITED)

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended March 31, 2003.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of March 31, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                             TARGET: 2005       TARGET: 2010        TARGET: 2015
--------------------------------------------------------------------------------
Federal tax cost
of investments               $410,823,066       $268,214,178        $127,471,843
================================================================================
Gross tax appreciation
of investments                $26,383,331        $30,632,484         $44,074,660
-----------------------
Gross tax depreciation
of investments                         --                 --                  --
--------------------------------------------------------------------------------
Net tax appreciation
of investments                $26,383,331        $30,632,484         $44,074,660
================================================================================
--------------------------------------------------------------------------------
                             TARGET: 2020       TARGET: 2025        TARGET: 2030
--------------------------------------------------------------------------------
Federal tax cost
of investments               $161,428,628       $142,335,991         $16,280,549
================================================================================
Gross tax appreciation
of investments                $38,962,890        $33,363,376          $1,090,022
-----------------------
Gross tax depreciation
of investments                   (102,919)          (188,069)            (79,664)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                $38,859,971        $33,175,307          $1,010,358
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2002, Target 2005 had capital loss carryovers of $5,511,411.
The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.
The capital loss carryovers expire in 2009.

-----

Target: 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $96.34         $88.67         $77.09         $72.55         $76.72         $64.54
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)           1.92           4.20           4.24           4.09           3.77           3.84
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.50)          3.47           7.34           0.45          (7.94)          8.34
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.42           7.67           11.58          4.54          (4.17)         12.18
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (3.92)         (4.07)         (4.71)         (3.89)         (3.39)         (3.61)
------------------------------
  From Net
  Realized Gains                       --             --             --          (1.56)         (1.07)         (0.27)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (3.92)         (4.07)         (4.71)         (5.45)         (4.46)         (3.88)
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  3.92           4.07           4.71           5.45           4.46           3.88
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $97.76         $96.34         $88.67         $77.09         $72.55         $76.72
======================================================================================================================
  TOTAL RETURN(3)                    1.47%          8.65%         15.02%          6.26%         (5.44)%        18.87%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.59%(4)         0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.98%(4)         4.65%          5.12%          5.58%          5.10%          5.53%
------------------------------
Portfolio Turnover Rate                18%            11%            49%            17%            81%            35%
------------------------------
Net Assets, End of Period
(in thousands)                    $430,007       $429,624       $347,512       $274,117       $490,248       $533,986
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          41

Target: 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000           1999          1998(2)
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $95.39         $88.02         $76.70         $72.34         $76.69         $70.91
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(3)           1.78           3.95           4.01           3.91           3.60           0.58
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.49)          3.42           7.31           0.45          (7.95)          5.20
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.29           7.37          11.32           4.36          (4.35)          5.78
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (3.68)         (3.85)         (4.51)         (3.70)         (3.32)            --
------------------------------
  From Net Realized Gains             --             --             --           (1.56)         (1.07)            --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (3.68)         (3.85)         (4.51)         (5.26)         (4.39)            --
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  3.68           3.85           4.51           5.26           4.39             --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $96.68         $95.39         $88.02         $76.70         $72.34         $76.69
======================================================================================================================
  TOTAL RETURN(4)                    1.35%          8.37%         14.76%          6.03%         (5.67)%         8.15%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.84%(5)         0.84%          0.84%          0.84%          0.84%        0.84%(5)
------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.73%(5)         4.40%          4.87%          5.33%          4.85%        4.87%(5)
------------------------------
Portfolio Turnover Rate                18%            11%            49%            17%            81%          35%(6)
------------------------------
Net Assets, End of Period
(in thousands)                      $7,613         $5,197         $5,291         $3,765         $2,533           $100
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  August 3, 1998 (commencement of sale) through September 30, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1998.

See Notes to Financial Statements.

-----

Target: 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $81.12         $70.64         $59.92         $55.10         $61.98         $49.16
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)           1.74           3.55           3.39           3.32           3.07           2.94
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.31)          6.93           7.33           1.50          (9.95)          9.88
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.43          10.48          10.72           4.82          (6.88)         12.82
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (3.46)         (3.69)         (3.27)         (3.21)         (2.78)         (2.46)
------------------------------
  From Net
  Realized Gains                    (2.20)         (0.66)           --             --           (1.49)         (0.29)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (5.66)         (4.35)         (3.27)         (3.21)         (4.27)         (2.75)
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  5.66           4.35           3.27           3.21           4.27           2.75
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $82.55         $81.12         $70.64         $59.92         $55.10         $61.98
======================================================================================================================
  TOTAL RETURN(3)                    1.76%         14.84%         17.89%          8.75%        (11.10)%        26.08%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.59%(4)         0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.34%(4)         4.96%          5.15%          5.90%          5.31%          5.39%
------------------------------
Portfolio Turnover Rate                36%            46%            60%            22%            49%            34%
------------------------------
Net Assets, End of Period
(in thousands)                    $296,146       $314,951       $288,867       $231,202       $240,606       $283,828
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          43

Target: 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000          1999(2)
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $80.41         $70.19         $59.67         $54.96         $60.12
-------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(3)           1.62           3.32           3.22           3.17           2.81
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.32)          6.90           7.30           1.54          (7.97)
-------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.30          10.22          10.52           4.71          (5.16)
-------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (3.27)         (3.51)         (3.12)         (3.07)         (2.76)
------------------------------
  From Net Realized Gains           (2.20)         (0.66)           --             --           (1.49)
-------------------------------------------------------------------------------------------------------
  Total Distributions               (5.47)         (4.17)         (3.12)         (3.07)         (4.25)
-------------------------------------------------------------------------------------------------------
Reverse Share Split                  5.47           4.17           3.12           3.07           4.25
-------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $81.71         $80.41         $70.19         $59.67         $54.96
=======================================================================================================
  TOTAL RETURN(4)                    1.62%         14.56%         17.63%          8.57%         (8.58)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.84%(5)         0.84%          0.84%          0.84%        0.84%(5)
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.09%(5)         4.71%          4.90%          5.65%        5.06%(5)
------------------------------
Portfolio Turnover Rate                36%            46%            60%            22%          49%(6)
------------------------------
Net Assets, End of Period
(in thousands)                      $2,891         $1,960         $2,729         $1,631         $1,194
-------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  October 20, 1998 (commencement of sale) through September 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

-----

Target: 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $64.60         $55.37         $48.01         $43.04         $49.87         $38.34
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)           1.51           2.95           2.75           2.58           2.39           2.17
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.18)          6.28           4.61           2.39          (9.22)          9.36
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.33           9.23           7.36           4.97          (6.83)         11.53
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (2.84)         (3.04)         (2.81)         (2.46)         (2.10)         (2.11)
------------------------------
  From Net Realized Gains           (0.16)         (0.08)           --           (0.03)         (0.08)         (1.40)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (3.00)         (3.12)         (2.81)         (2.49)         (2.18)         (3.51)
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  3.00           3.12           2.81           2.49           2.18           3.51
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $65.93         $64.60         $55.37         $48.01         $43.04         $49.87
======================================================================================================================
  TOTAL RETURN(3)                    2.06%         16.65%         15.35%         11.55%        (13.70)%        30.07%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.59%(4)         0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.77%(4)         5.28%          5.30%          5.82%          5.25%          4.96%
------------------------------
Portfolio Turnover Rate                15%            24%            23%            26%            55%            31%
------------------------------
Net Assets, End of Period
(in thousands)                    $171,856       $175,421       $145,567       $134,704       $218,193       $170,081
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          45

Target: 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000          1999(2)
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $64.10         $55.09         $47.87         $43.02         $43.65
-------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(3)           1.44           2.79           2.63           2.49           0.46
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.20)          6.22           4.59           2.36          (1.09)
-------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              1.24           9.01           7.22           4.85          (0.63)
-------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (2.69)         (2.91)         (2.68)         (2.42)           --
------------------------------
  From Net
  Realized Gains                    (0.16)         (0.08)           --           (0.03)           --
-------------------------------------------------------------------------------------------------------
  Total Distributions               (2.85)         (2.99)         (2.68)         (2.45)           --
-------------------------------------------------------------------------------------------------------
Reverse Share Split                  2.85           2.99           2.68           2.45            --
-------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $65.34         $64.10         $55.09         $47.87         $43.02
=======================================================================================================
  TOTAL RETURN(4)                    1.93%         16.36%         15.08%         11.27%         (1.44)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.84%(5)         0.84%          0.84%          0.84%        0.83%(5)
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.52%(5)         5.03%          5.05%          5.57%        5.01%(5)
------------------------------
Portfolio Turnover Rate                15%            24%            23%            26%          55%(6)
------------------------------
Net Assets, End of Period
(in thousands)                        $368            $97            $35            $22             $7
-------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  July 23, 1999 (commencement of sale) through September 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

-----

Target: 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $46.23         $39.09         $34.79         $30.61         $36.95         $27.17
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)           1.07           2.07           1.90           1.77           1.62           1.53
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.42)          5.07           2.40           2.41          (7.96)          8.25
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.65           7.14           4.30           4.18          (6.34)          9.78
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (2.13)         (2.43)         (1.79)         (1.85)         (2.06)         (2.35)
------------------------------
  From Net
  Realized Gains                    (3.37)         (4.62)         (3.19)         (3.30)         (5.20)         (2.19)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (5.50)         (7.05)         (4.98)         (5.15)         (7.26)         (4.54)
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  5.50           7.05           4.98           5.15           7.26           4.54
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $46.88         $46.23         $39.09         $34.79         $30.61         $36.95
======================================================================================================================
  TOTAL RETURN(3)                    1.41%         18.27%         12.36%         13.66%        (17.16)%        36.00%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.59%(4)         0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.76%(4)         5.21%          5.10%          5.49%          4.82%          4.83%
------------------------------
Portfolio Turnover Rate                22%            24%            54%            11%            31%            18%
------------------------------
Net Assets, End of Period
(in thousands)                    $198,191       $210,814       $225,535       $244,203       $316,707       $486,052
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          47

Target: 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000          1999(2)
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $45.83         $38.85         $34.66         $30.55         $35.50
-------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(3)           1.01           1.95           1.82           1.69           1.50
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.43)          5.03           2.37           2.42          (6.45)
-------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.58           6.98           4.19           4.11          (4.95)
-------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (2.02)         (2.34)         (1.70)         (1.79)         (2.05)
------------------------------
  From Net
  Realized Gains                    (3.37)         (4.62)         (3.19)         (3.30)         (5.20)
-------------------------------------------------------------------------------------------------------
  Total Distributions               (5.39)         (6.96)         (4.89)         (5.09)         (7.25)
-------------------------------------------------------------------------------------------------------
Reverse Share Split                  5.39           6.96           4.89           5.09           7.25
-------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $46.41         $45.83         $38.85         $34.66         $30.55
=======================================================================================================
  TOTAL RETURN(4)                    1.27%         17.97%         12.09%         13.45%        (13.94)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.84%(5)         0.84%          0.84%          0.84%        0.84%(5)
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.51%(5)         4.96%          4.85%          5.24%        4.57%(5)
------------------------------
Portfolio Turnover Rate                22%            24%            54%            11%          31%(6)
------------------------------
Net Assets, End of Period
(in thousands)                      $2,833         $1,389         $1,599           $773           $574
-------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  October 19, 1998 (commencement of sale) through September 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

See Notes to Financial Statements.

-----

Target: 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                    2003(1)         2002           2001           2000          1999           1998
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $38.95         $33.25         $29.32         $26.22         $31.67         $22.27
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(2)           0.88           1.70           1.62           1.54           1.46           1.33
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (1.19)          4.00           2.31           1.56          (6.91)          8.07
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             (0.31)          5.70           3.93           3.10          (5.45)          9.40
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (2.06)         (2.26)         (2.00)         (1.11)         (1.28)         (0.70)
------------------------------
  From Net
  Realized Gains                    (2.36)         (0.80)         (0.42)            --          (0.31)         (0.05)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (4.42)         (3.06)         (2.42)         (1.11)         (1.59)         (0.75)
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  4.42           3.06           2.42           1.11           1.59           0.75
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $38.64         $38.95         $33.25         $29.32         $26.22         $31.67
======================================================================================================================
  TOTAL RETURN(3)                   (0.80)%        17.14%         13.40%         11.82%        (17.21)%        42.21%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.59%(4)         0.59%          0.59%          0.59%          0.59%          0.59%
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.72%(4)         5.13%          5.15%          5.64%          5.25%          4.94%
------------------------------
Portfolio Turnover Rate                 4%            23%            25%            52%            54%            52%
------------------------------
Net Assets, End of Period
(in thousands)                    $175,196       $217,965       $310,094       $514,663       $754,356       $356,122
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          49

Target: 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                                                      ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                   2003(1)         2002           2001           2000           1999          1998(2)
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $38.56         $33.01         $29.17         $26.13         $31.64         $27.27
----------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
  Net Investment Income(3)           0.83           1.60           1.54           1.47           1.39           0.41
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (1.19)          3.95           2.30           1.57          (6.90)          3.96
----------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             (0.36)          5.55           3.84           3.04          (5.51)          4.37
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net
  Investment Income                 (1.97)         (2.18)         (1.91)         (1.05)         (1.23)           --
------------------------------
  From Net
  Realized Gains                    (2.36)         (0.80)         (0.42)           --           (0.31)           --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions               (4.33)         (2.98)         (2.33)         (1.05)         (1.54)           --
----------------------------------------------------------------------------------------------------------------------
Reverse Share Split                  4.33           2.98           2.33           1.05           1.54            --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $38.20         $38.56         $33.01         $29.17         $26.13         $31.64
======================================================================================================================
  TOTAL RETURN(4)                   (0.93)%        16.81%         13.16%         11.63%        (17.41)%        16.02%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.84%(5)         0.84%          0.84%          0.84%          0.84%        0.84%(5)
------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.47%(5)         4.88%          4.90%          5.39%          5.00%        4.37%(5)
------------------------------
Portfolio Turnover Rate                 4%            23%            25%            52%            54%          52%(6)
------------------------------
Net Assets, End of Period
(in thousands)                        $374           $431           $997         $1,058           $997            $89
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  June 1, 1998 (commencement of sale) through September 30, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1998.

See Notes to Financial Statements.

-----

Target: 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   INVESTOR CLASS
--------------------------------------------------------------------------------
                                        2003(1)         2002          2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $28.70         $23.95         $23.00
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
  Net Investment Income(3)               0.65           1.27           0.47
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                (1.39)          3.48           0.48
--------------------------------------------------------------------------------
  Total From Investment Operations      (0.74)          4.75           0.95
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (1.17)         (0.60)           --
----------------------------------
  From Net Realized Gains               (0.04)         (0.08)           --
--------------------------------------------------------------------------------
  Total Distributions                   (1.21)         (0.68)           --
--------------------------------------------------------------------------------
Reverse Share Split                      1.21           0.68            --
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $27.96         $28.70         $23.95
================================================================================
  TOTAL RETURN(4)                       (2.58)%        19.83%          4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.59%(5)         0.59%        0.59%(5)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  4.74%(5)         5.25%        6.04%(5)
----------------------------------
Portfolio Turnover Rate                    41%            43%             0%
----------------------------------
Net Assets, End of Period
(in thousands)                         $15,329        $20,528         $4,856
--------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  June 1, 2001 (inception) through September 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          51

Target: 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                          2003(1)        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                      $33.01         $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                 0.63           1.21
----------------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                                  (1.61)          3.30
--------------------------------------------------------------------------------
  Total From Investment Operations                        (0.98)          4.51
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                              (0.97)         (0.58)
----------------------------------------------------
  From Net Realized Gains                                 (0.04)         (0.08)
--------------------------------------------------------------------------------
  Total Distributions                                     (1.01)         (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                                        1.01           0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $32.03         $33.01
================================================================================
  TOTAL RETURN(4)                                         (2.94)%        15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                    1.34%(5)       1.34%(5)
----------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                    3.99%(5)       4.36%(5)
----------------------------------------------------
Portfolio Turnover Rate                                      41%          43%(6)
----------------------------------------------------
Net Assets, End of Period
(in thousands)                                            $2,142         $1,326
--------------------------------------------------------------------------------

(1)  Six months ended March 31, 2003 (unaudited).

(2)  October 8, 2001 (commencement of sale) through September 30, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 2002.

See Notes to Financial Statements.

-----

Share Class Information

Three classes of shares are authorized for sale by the funds: Investor Class,
Advisor Class, and C Class (C Class shares are only available for Target: 2030).
The total expense ratios of Advisor and C Class shares are higher than those of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00% for stock funds and 0.75% for bond funds. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          53

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

-----

Background Information

INVESTMENT TEAM LEADERS
--------------------------
PORTFOLIO MANAGERS
--------------------------
    Jeremy Fletcher
--------------------------
    Casey Colton
--------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

Each of the six TARGET MATURITIES TRUST funds, including TARGET: 2005, TARGET:
2010, TARGET: 2015, TARGET: 2020, TARGET: 2025, AND TARGET: 2030, invests primarily in zero-coupon U.S. Treasury securities and their equivalents and will be liquidated near the end of its target maturity year. Although these funds offer a relatively predictable return if held to maturity, they may be subject to dramatic price fluctuations that can result in significant gains or losses if sold prior to maturity.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. The index is not an investment product available for purchase.

The MERRILL LYNCH LONG-TERM TREASURY INDEX is an index of U.S. Treasury securities with maturities greater than 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target: 2005 fund is the 11/15/05 STRIPS ISSUE --
a zero-coupon Treasury bond that matures November 15, 2005.

The benchmark for the Target: 2010 fund is the 11/15/10 STRIPS ISSUE --
a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target: 2015 fund is the 11/15/15 STRIPS ISSUE --
a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target: 2020 fund is the 11/15/20 STRIPS ISSUE --
a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target: 2025 fund is the 11/15/25 STRIPS ISSUE --
a zero-coupon Treasury bond that matures November 15, 2025.

The benchmark for the Target: 2030 fund is the 5/15/30 STRIPS ISSUE --
a zero-coupon Treasury bond that matures May 15, 2030.

                                                                          -----
                                                                          55

Glossary

ANTICIPATED GROWTH RATE (AGR)--an approximation of the annualized rate of return that an investor may expect from his purchase date to the fund's WAM date, assuming all dividends and capital gains distributions are reinvested. It assumes that the AVM is reached on the WAM date.

ANTICIPATED VALUE AT MATURITY (AVM)--the expected redemption value of a portfolio share on the portfolio's WAM date. (Even if fund shares are held to maturity, there is no guarantee that the fund's share price will reach its AVM or that the AGR will be realized.)

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the funds' "Financial Highlights."

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

BECCS (BOOK ENTRY CALLABLE CORPUS)--principal zeros that have been converted from physical delivery to wirable (i.e., able to be transferred electronically)
form.

COUPON--the stated interest rate of a security.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders  pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the
Notes to Financial Statements.)

GOVERNMENT AGENCY ZEROS--zeros created and issued by U.S. government agencies or
"government sponsored entities" such as Fannie Mae (FNMA) and Freddie Mac
(FHLMC).

RECEIPT ZEROS--zeros created and issued by broker-dealers before the STRIPS program was implemented in 1985. Broker-dealers created receipt zeros by purchasing Treasury bonds, depositing them in a custodian bank, and then selling receipts representing ownership interest in the interest coupons or principal portions of the bonds. The types of receipt zeros include:

* TRS (Treasury Receipts)--generic receipt zeros.

* ETRS (Easy-growth Treasury Receipts)--issued by Dean Witter Reynolds, Inc.

* CATS (Certificates of Accrual of Treasury Securities)--issued by Salomon
  Brothers.

REFCORPS (RESOLUTION FUNDING CORPORATION ZEROS)--zeros created from bonds issued by the Resolution Funding Corporation, a U.S. government agency. The principal portions of these bonds are secured by Treasury zeros, and the interest portions are guaranteed by the U.S. Treasury. REFCORPs are also relatively liquid.

                                                                    (continued)

-----

Glossary

STRIPS (SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES)--
the U.S. Treasury  Department program that allows broker-dealers to "strip"
Treasury securities into their component parts. The securities created by this
"stripping" activity are also known as STRIPS. STRIPS are direct obligations of the U.S. government and are the most liquid (easily bought and sold) Treasury zeros.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming  that all of the fund's distributions  are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

WEIGHTED AVERAGE MATURITY (WAM) DATE--an average of the maturity dates of a portfolio's securities, weighted  by dollar amount. The WAM date is calculated based on the WAM of the portfolio's investments on a given day.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities. Yield curve graphs plot lengthening maturities along the horizontal axis and rising yields along the vertical axis.

ZERO-COUPON BONDS (ZEROS)--bonds that make no periodic interest payments.
Instead, they are sold at a deep discount and then redeemed for their full face value at maturity. When held to maturity, a zero's entire return comes from the difference between its purchase price and its value at maturity.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad classifications:

MONEY MARKET FUNDS--designed to provide preservation of capital with low risk.
Invest in high-quality, short-term debt securities issued by governments, banks, and corporations.

BOND FUNDS--designed to provide income with relative stability. Invest in bonds and other debt securities issued by governments and their agencies (federal, foreign, and state), corporations, and financial institutions.

BALANCED FUNDS--designed to provide both growth and income by investing in a mix of securities held by stock funds, bond funds, and money market funds.

STOCK FUNDS--designed to provide opportunities for long-term capital appreciation through investments in equity securities of domestic and international companies.

                                                                    (continued)

                                                                          -----
                                                                          57

Glossary

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----

[inside back cover]

-------------------------------------------------------------------------------
                            AMERICAN CENTURY FUNDS
-------------------------------------------------------------------------------
                                  STOCK FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   VALUE
-------------------------------------------------------------------------------
   Value(+)
   Equity Income
   Large Company Value(+)
   Capital Value
   Income & Growth

   BLEND
-------------------------------------------------------------------------------
   Equity Growth
   Equity Index

   SPECIALTY
-------------------------------------------------------------------------------
   Real Estate
   Utilities

AGGRESSIVE RISK

   GROWTH
-------------------------------------------------------------------------------
   Select(+)
   Ultra(reg.sm)
   Growth
   Heritage
   Vista
   Veedot(reg.sm)
   New Opportunities
   New Opportunities II(+)
   Giftrust(reg.sm)

   VALUE
-------------------------------------------------------------------------------
   Small Cap Value**

   BLEND
-------------------------------------------------------------------------------
   Small Company

   INTERNATIONAL
-------------------------------------------------------------------------------
   International Growth(+)
   Global Growth
   Emerging Markets
   International Discovery**
   International Opportunities

   SPECIALTY
-------------------------------------------------------------------------------
   Technology
   Life Sciences
   Global Natural Resources**
   Global Gold
-------------------------------------------------------------------------------
                           ASSET ALLOCATION/BALANCED FUNDS
-------------------------------------------------------------------------------
MODERATE RISK

   Balanced
   Strategic Allocation: Conservative
   Strategic Allocation: Moderate
   Strategic Allocation: Aggressive
-------------------------------------------------------------------------------
                                      BOND FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Short-Term Government
   Ginnie Mae
   Target 2005*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Government Bond
   Diversified Bond(+)
   Inflation-Adjusted Bond
   Target 2010*
   Target 2015*

   TAX-FREE
-------------------------------------------------------------------------------
   CA Long-Term Tax-Free
   CA Intermediate-Term Tax-Free
   Tax-Free Bond
   AZ Municipal Bond
   FL Municipal Bond

AGGRESSIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   High-Yield(+)
   International Bond
   Target 2020*
   Target 2025*
   Target 2030*

   TAX-FREE
-------------------------------------------------------------------------------
   CA High-Yield Municipal(+)
   High-Yield Municipal(+)
-------------------------------------------------------------------------------
                                 MONEY MARKET FUNDS
-------------------------------------------------------------------------------
CONSERVATIVE RISK

   TAXABLE
-------------------------------------------------------------------------------
   Capital Preservation
   Government Agency Money Market
   Prime Money Market
   Premium Money Market

   TAX-FREE
-------------------------------------------------------------------------------
   FL Municipal Money Market
   CA Tax-Free Money Market
   Tax-Free Money Market
-------------------------------------------------------------------------------

The investment objective may be based on the fund's objective, as stated in its prospectus, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs. For a definition of fund classifications, see the Glossary.

*   While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
    December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**  These funds are closed to new investors.

(+) As of January 30, 2003, this fund is closed to new direct investors.
    Investors who established accounts prior to the closing date may continue to invest in their accounts. New investors may purchase shares in this fund only through a financial intermediary.

Please call 1-800-345-2021 for a prospectus, which contains important information including charges and expenses. You should read the prospectus carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0305                                  American Century Investment Services, Inc.
SH-SAN-34051N                      (c)2003 American Century Services Corporation